Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
8295899839	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2002	4/XX/2002	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																		Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4043629642	XXXXXXXXXX	XXXXXXXXXX	NJ	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - New Jersey Prepayment Penalty
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - New Jersey Home Loan (Late Charge)

SELLER - GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXXXXXXXXXXXXX, NA and a National Bank.   Per the XXXXXXXXXXXXXXXX Legal Department, the late fee requirements of New Jersey are preempted by Section 85 of the National Bank Act.
REVIEWER - GENERAL COMMENT (2020-06-19): Preemption may or may not transfer to assignee.

GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXX, NA and a National Bank.   Per the XXX Legal Department, the late fee requirements of New Jersey are preempted by Section 85 of the National Bank Act.

GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXX, NA and a National Bank.   Per the XXX Legal Department, the late fee requirements of New Jersey are preempted by Section 85 of the National Bank Act.
Late Charge
4260365599	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		State Compliance - Georgia Home Loan (Arbitration Clause) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing	SELLER - GENERAL COMMENT (2020-06-19): Disagree: Lender is XXXXXXXXXXXXXX, NA. A national bank. Federal Arbitration Act (FAA) preempts Georgia Arbitration Code (GAC). OCGA 9-9-1. REVIEWER - GENERAL COMMENT (2020-06-19): Preemption may or may not transfer to assignee.	GENERAL COMMENT (2020-06-19): Disagree: Lender is XXX, NA. A national bank. Federal Arbitration Act (FAA) preempts Georgia Arbitration Code (GAC). OCGA 9-9-1. GENERAL COMMENT (2020-06-19): Disagree: Lender is XXX, NA. A national bank. Federal Arbitration Act (FAA) preempts Georgia Arbitration Code (GAC). OCGA 9-9-1.			-
4698707468	XXXXXXXXXX	XXXXXXXXXX	AZ	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,442.00 is underdisclosed from calculated Finance Charge of $243,850.83 in the amount of $19,408.83.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Final TIL Estimated
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR HUD Deficiency
7782900380	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2002	6/XX/2002	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 07/XX/2002.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
7896135254	XXXXXXXXXX	XXXXXXXXXX	CT	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Disclosure was not signed or dated by Borrowers.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
4635179037	XXXXXXXXXX	XXXXXXXXXX	NC	11/XX/2002	10/XX/2002	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - North Carolina CHL Tangible Net Benefit Test
State - NC
2139272976	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2003	9/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	Disclosed payment on note of $511.68 does not correspond with the loan amount, loan term and interest rate on the note.		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
7402809863	XXXXXXXXXX	XXXXXXXXXX	PA	1/XX/2002	12/XX/2001	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2002, prior to three (3) business days from transaction date of 01/XX/2002.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
2535992124	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2003	11/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
5497885788	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Property Type Not Provided Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
1014662875	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/2003	7/XX/2003	Primary	Refinance Rate/Term		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
2332923195	XXXXXXXXXX	XXXXXXXXXX	VA	3/XX/2007	2/XX/2007	Primary	Purchase		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		No	TNR Testing Not Required
7836470829	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
State Compliance - New Jersey Home Loan (Late Charge)

SELLER - GENERAL COMMENT (2020-06-09): Disagree:   Lender is XXXXXXXXXXXXXX, NA., a National Bank.  Per the XXXXXXXXXXXXXXXX Legal Department, the late fee restrictions of New Jersey are preempted by Section 85 of the National Bank Act.
REVIEWER - GENERAL COMMENT (2020-06-09): Preemption may not transfer to the assignee.
																				GENERAL COMMENT (2020-06-09): Disagree: Lender is XXX, NA., a National Bank. Per the XXX Legal Department, the late fee restrictions of New Jersey are preempted by Section 85 of the National Bank Act.			Late Charge
6479634908	XXXXXXXXXX	XXXXXXXXXX	VA	10/XX/2001	9/XX/2001	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2001.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
8956967282	XXXXXXXXXX	XXXXXXXXXX	VA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
[B] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $9,835.45 exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $6,556.97. Prepay language states prepay will not exceed maximum permitted by applicable law.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Virginia Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7747035515	XXXXXXXXXX	XXXXXXXXXX	SC	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3946550979	XXXXXXXXXX	XXXXXXXXXX	KS	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - A GFE was provided but was not dated.					-
6430569258	XXXXXXXXXX	XXXXXXXXXX	AL	1/XX/2004	12/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,064.80 is underdisclosed from calculated Finance Charge of $132,812.59 in the amount of $747.79.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days from transaction date of 01/XX/2004.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
2932490703	XXXXXXXXXX	XXXXXXXXXX	MI	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing					-
2202810735	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2004	9/XX/2004	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test					-
7718510564	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
6928103548	XXXXXXXXXX	XXXXXXXXXX	LA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] State Compliance - Louisiana Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
[B] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 3.93201%, 3.93201%, 3.93201%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test State Compliance - Louisiana Prepayment Penalty State Compliance - Louisiana Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4954131676	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.61000% is underdisclosed from calculated APR of 9.04364% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,218.13 is underdisclosed from calculated Finance Charge of $163,509.73 in the amount of $291.60.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
1121727223	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	8/XX/2007	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing	SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR Indeterminable
9294241808	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___		REVIEWER - WAIVED COMMENT (2020-05-22): XX work-around	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7302245087	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
5260776681	XXXXXXXXXX	XXXXXXXXXX	LA	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___ [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.90000% is underdisclosed from calculated APR of 10.08410% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,487.35 is underdisclosed from calculated Finance Charge of $120,564.58 in the amount of $77.23.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
6555311314	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
1417184929	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7812104543	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.64000% is underdisclosed from calculated APR of 8.92953% outside of 0.125% tolerance.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125% Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
2646476320	XXXXXXXXXX	XXXXXXXXXX	MN	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,216.92 is underdisclosed from calculated Finance Charge of $237,075.78 in the amount of $858.86.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
3993658082	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $229,108.89 is underdisclosed from calculated Finance Charge of $235,048.04 in the amount of $5,939.15.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test					-
4891271505	XXXXXXXXXX	XXXXXXXXXX	IN	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
9639647694	XXXXXXXXXX	XXXXXXXXXX	WV	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
9009062921	XXXXXXXXXX	XXXXXXXXXX	MI	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
6842823324	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other
[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___
[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___
												D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
9869503809	XXXXXXXXXX	XXXXXXXXXX	AL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - ARM Disclosure Compliant Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7598604820	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] State Compliance - Ohio Prepayment Penalty Small Loan: Ohio Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than $75,000.00.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Ohio Prepayment Penalty Small Loan
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
-
4746555504	XXXXXXXXXX	XXXXXXXXXX	IA	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 2.59800% is underdisclosed from calculated APR of 4.08846% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $47,067.39 is underdisclosed from calculated Finance Charge of $85,081.60 in the amount of $38,014.21.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Variances caused by index discrepancy					-
9393915539	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
2250576508	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2009	8/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2009 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 10.66556% or Final Disclosure APR of 10.69000% is in excess of allowable threshold of Prime Mortgage Market Rate 4.69000 + 1.75%, or 6.44000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 09/XX/2009.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)
State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing

SELLER - GENERAL COMMENT (2020-06-19): inv:Agree.  This NY loan is subprime based on the documentation in file.  Loan APR on final disclosure of 10.690% does exceed 1.75% + PMMS rate of 4.690% = 6.440%.
SELLER - GENERAL COMMENT (2020-06-19): inv:Agree.  This NY loan is subprime based on the documentation in file.  Loan APR on final disclosure of 10.690% does exceed 1.75% + PMMS rate of 4.690% = 6.440%.
SELLER - GENERAL COMMENT (2020-06-19): inv:Agree.  This NY loan is subprime based on the documentation in file.  Loan APR on final disclosure of 10.690% does exceed 1.75% + PMMS rate of 4.690% = 6.440%.
SELLER - GENERAL COMMENT (2020-06-19): inv:Agree.  This NY loan is subprime based on the documentation in file.  Loan APR on final disclosure of 10.690% does exceed 1.75% + PMMS rate of 4.690% = 6.440%.

GENERAL COMMENT (2020-06-19): inv:Agree.  This NY loan is subprime based on the documentation in file.  Loan APR on final disclosure of 10.690% does exceed 1.75% + PMMS rate of 4.690% = 6.440%.

GENERAL COMMENT (2020-06-19): inv:Agree.  This NY loan is subprime based on the documentation in file.  Loan APR on final disclosure of 10.690% does exceed 1.75% + PMMS rate of 4.690% = 6.440%.

GENERAL COMMENT (2020-06-19): inv:Agree.  This NY loan is subprime based on the documentation in file.  Loan APR on final disclosure of 10.690% does exceed 1.75% + PMMS rate of 4.690% = 6.440%.

GENERAL COMMENT (2020-06-19): inv:Agree.  This NY loan is subprime based on the documentation in file.  Loan APR on final disclosure of 10.690% does exceed 1.75% + PMMS rate of 4.690% = 6.440%.
-
8967812616	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2005	10/XX/2005	UTD	Refinance UTD		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	All terms of loan are in correctly.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Appears to be owner-occupied, but no clarification at the time of origination.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
9248801289	XXXXXXXXXX	XXXXXXXXXX	IA	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing: Missing Final HUD-1: Financing Agreement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Financing Agreement Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
4705357353	XXXXXXXXXX	XXXXXXXXXX	MD	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4185617501	XXXXXXXXXX	XXXXXXXXXX	NM	3/XX/1998	3/XX/1998	Investment	Refinance Cash-out - Other					A	A	A	A	A							-
3606287814	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi					-
4827463643	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
8605985643	XXXXXXXXXX	XXXXXXXXXX	MN	8/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - (State HPML Provision) Minnesota Subprime Loan (Impermissible Prepayment Penalty): Minnesota Subprime Loan: Mortgage loan contains an impermissible prepayment penalty.
[C] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.54921% or Final Disclosure APR of 10.57000% is in excess of allowable threshold of USTreasury 4.4800% + 3%, or 7.48000%.  Non-Compliant Subprime Loan.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)
State Compliance - (State HPML Provision) Minnesota Subprime Loan (Impermissible Prepayment Penalty)

SELLER - GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold
REVIEWER - GENERAL COMMENT (2020-06-19): Preemption may or may not transfer to assignee.
SELLER - GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXXXXXXXXXXXXX, NA and a National Bank.   Per the XXXXXXXXXXXXXXXX Legal Department, the late fee requirements of MN are preempted by Section 85 of the National Bank Act.

GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold

GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXX, NA and a National Bank.   Per the XXX Legal Department, the late fee requirements of MN are preempted by Section 85 of the National Bank Act.
State - NC
7578912691	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2004	8/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
4727715899	XXXXXXXXXX	XXXXXXXXXX	MA	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	BUYER - GENERAL COMMENT (2020-06-19): inv:Disagree: per payoff statement, prior loan 8.55%. Interest lowered to 7.75% and establishes tangible benefit. REVIEWER - GENERAL COMMENT (2020-06-19): Yes TNB has been established but the Tangible Net Benefit Worksheet required by the state was not in the file. Exception will remain.				-
5654878933	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
5947794793	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2005	5/XX/2005	Investment	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
9739484232	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR HUD Deficiency
5097627996	XXXXXXXXXX	XXXXXXXXXX	MN	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 12.05946% or Final Disclosure APR of 12.11000% is in excess of allowable threshold of USTreasury 4.1200% + 3%, or 7.12000%.  Compliant Subprime Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FACTA Disclosure Missing
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
																			SELLER - GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold	GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold			-
5244105769	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		State Compliance - North Carolina First Lien Late Charge Percent Testing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Federal FACTA Disclosure Timing Test					-
5265379744	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3023806225	XXXXXXXXXX	XXXXXXXXXX	MN	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 9.25537% or Final Disclosure APR of 9.27000% is in excess of allowable threshold of USTreasury 4.3400% + 3%, or 7.34000%.  Compliant Subprime Loan.
[B] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Minnesota Tangible Net Benefit Test State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold) State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified) Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing	SELLER - GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold	GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold			-
1176499694	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
2014084449	XXXXXXXXXX	XXXXXXXXXX	IN	11/XX/2003	10/XX/2003	Primary	Purchase		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	Note disclosed with 372 month term while Lender TIL disclosed 360 month term.		B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,488.95 is underdisclosed from calculated Finance Charge of $74,587.70 in the amount of $3,098.75.	Federal Compliance - Final TIL Finance Charge Under Disclosed					-
8046690956	XXXXXXXXXX	XXXXXXXXXX	MN	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 11.63276% or Final Disclosure APR of 11.63000% is in excess of allowable threshold of USTreasury 5.0000% + 3%, or 8.00000%.  Compliant Subprime Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold) State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing	SELLER - GENERAL COMMENT (2020-06-19): inv:Agree: loan exceeds MN subprime thresholds and is a subprime loan.	GENERAL COMMENT (2020-06-19): inv:Agree: loan exceeds MN subprime thresholds and is a subprime loan.			-
3231143724	XXXXXXXXXX	XXXXXXXXXX	MI	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.20000% is overdisclosed from calculated APR of 8.91691% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,520.62 is underdisclosed from calculated Finance Charge of $167,805.68 in the amount of $1,285.06.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - TIL APR Tolerance Irregular Transaction
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
6826722665	XXXXXXXXXX	XXXXXXXXXX	MD	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
5094941720	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,350.09 is underdisclosed from calculated Finance Charge of $343,791.58 in the amount of $8,441.49.	Federal Compliance - Final TIL Finance Charge Under Disclosed					-
4238377529	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
9829497166	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
2099894043	XXXXXXXXXX	XXXXXXXXXX	MN	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.17370% or Final Disclosure APR of 10.20000% is in excess of allowable threshold of USTreasury 5.0700% + 3%, or 8.07000%.  Compliant Subprime Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold) State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing	SELLER - GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold	GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold			-
2493846680	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,498.72 is underdisclosed from calculated Finance Charge of $115,715.23 in the amount of $216.51.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - North Carolina First Lien Late Charge Percent Testing State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test	SELLER - GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXXXXXXXXXXXXXXX Bank, FSB and a Federal Savings Bank. Per the XXXXXXXXXXXXXXXX Legal Department, the prepayment restrictions of North Carolina are preempted by federal laws. REVIEWER - GENERAL COMMENT (2020-06-19): Preemption may or may not transfer to assignee.	GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXX, FSB and a Federal Savings Bank. Per the XXX Legal Department, the prepayment restrictions of North Carolina are preempted by federal laws.			-
2668798083	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
7631562042	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2006	10/XX/2006	Primary	Refinance UTD		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
4208628471	XXXXXXXXXX	XXXXXXXXXX	AL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7768982096	XXXXXXXXXX	XXXXXXXXXX	MN	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 8.99841% or Final Disclosure APR of 9.02000% is in excess of allowable threshold of USTreasury 4.3600% + 3%, or 7.36000%.  Compliant Subprime Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
																			SELLER - GENERAL COMMENT (2020-06-19): inv:Agree: APR 9.02% exceeds MN subprime thresholds. Loan is Subprime. XX, Inc. organized under MN laws.	GENERAL COMMENT (2020-06-19): inv:Agree: APR 9.02% exceeds MN subprime thresholds. Loan is Subprime. XXX, Inc. organized under MN laws.			-
2707132991	XXXXXXXXXX	XXXXXXXXXX	SC	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,618.68 is underdisclosed from calculated Finance Charge of $190,823.54 in the amount of $204.86.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test State Compliance - South Carolina Home Loan (No Tangible Net Benefit) State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing	SELLER - GENERAL COMMENT (2020-06-19): Disagree: Prior documentation indicates interest rate of 11% and monthly payment of $842.21. XX Financial Loan originated on 6/XX/2005 has interest rate 9.95% and P&I of $776.30. Interest rate reduction and P&I reduction meet tangible benefit requirement. REVIEWER - GENERAL COMMENT (2020-06-19): Exception stands due to excess cash amount required of $3213.14 and number of months to recoupe fees is 63, in excess of 24 months.	GENERAL COMMENT (2020-06-19): Disagree: Prior documentation indicates interest rate of 11% and monthly payment of $842.21. XXX originated on 6/XX/2005 has interest rate 9.95% and P&I of $776.30. Interest rate reduction and P&I reduction meet tangible benefit requirement.			-
3247005546	XXXXXXXXXX	XXXXXXXXXX	SC	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other			Final 1003 is missing from the file.		B	B	B	B	B
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																			SELLER - GENERAL COMMENT (2020-06-19): inv:Agree: did not locate SC borrower complaint disclosure.	GENERAL COMMENT (2020-06-19): inv:Agree: did not locate SC borrower complaint disclosure.			-
8796320343	XXXXXXXXXX	XXXXXXXXXX	MD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 7 days is less than the state minimum of 15 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Maryland Late Charge Grace Period Testing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
9190334430	XXXXXXXXXX	XXXXXXXXXX	MO	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $4,883.73 exceeds the state maximum of 2% of the prepaid balance ($3,255.82).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Missouri Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
2524016358	XXXXXXXXXX	XXXXXXXXXX	TN	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
9025932002	XXXXXXXXXX	XXXXXXXXXX	SC	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $501,042.83 is underdisclosed from calculated Finance Charge of $501,243.62 in the amount of $200.79.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
5670632282	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $644,813.77 is underdisclosed from calculated Finance Charge of $666,433.75 in the amount of $21,619.98.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - TiL payment stream is incomplete for a 30 year loan.					-
5388187496	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.99000% contracts for a prepay term of 36 months, which exceeds max allowable.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - New York Prepayment Penalty
State Compliance - New York Late Charge Percent Testing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR HUD Deficiency
3551538666	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
7637564734	XXXXXXXXXX	XXXXXXXXXX	AZ	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
6588575950	XXXXXXXXXX	XXXXXXXXXX	MI	10/XX/2008	9/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $3,478.80 exceeds the state maximum for first lien loans of 1% of the prepaid balance ($1,159.60).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - FACTA Disclosure Missing State Compliance - Michigan Prepayment Penalty State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
9734817045	XXXXXXXXXX	XXXXXXXXXX	MN	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 8.14087% or Final Disclosure APR of 8.14000% is in excess of allowable threshold of USTreasury 3.4400% + 3%, or 6.44000%.  Compliant Subprime Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - (Missing Data) Last Rate Set Date
																			SELLER - GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold	GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold			-
2422418747	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
4290761839	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2007	5/XX/2007	Primary	Construction-Permanent					D	D	D	D	D		Loan File - Note provided in images is an incomplete portion of the construction Note, Note addendum's and permanent portion were not provided.
REVIEWER - CLEARED COMMENT (2020-06-02): Note was provided with trailing documents.
REVIEWER - RE-OPEN COMMENT (2020-06-02): Note provided incomplete, unable to clear exception.
SELLER - GENERAL COMMENT (2020-06-02): Note provided has incomplete terms, missing rate maximum and adjustment caps, unable to clear exception.
SELLER - GENERAL COMMENT (2020-06-19): See Attached-Note provided is all that is available- provided LNA documentation
REVIEWER - GENERAL COMMENT (2020-06-19): Note provided has incomplete terms, missing rate maximum and adjustment caps, unable to clear exception.

GENERAL COMMENT (2020-06-02): Note provided has incomplete terms, missing rate maximum and adjustment caps, unable to clear exception.

GENERAL COMMENT (2020-06-19): See Attached-Note provided is all that is available- provided LNA documentation
																						UTD	Indeterminable
2598362803	XXXXXXXXXX	XXXXXXXXXX	NM	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
State Compliance - New Mexico Tangible Net Benefit Test

SELLER - GENERAL COMMENT (2020-06-19): inv:Disagree:  per settlement statement, transaction is Cashout debt consolidation.  Establishes benefit to borrower.
REVIEWER - GENERAL COMMENT (2020-06-19): The tangible net benefit requirement in New Mexico is not very explicit in defining what constitutes a benefit to the borrower but instead requires one to consider "…all of the circumstances, including the terms of both the new and refinanced loans, the cost of the new loan, and the borrower's circumstances." While we agree that cash to borrower and debt consolidation can, in and of itself, can be viewed as a benefit, because the regulation requires one to look at "all of the circumstances", and due to missing prior loan information and new loan increasing monthly P&I by $176.48 and missing prior loan information to determine if there are beneficial changes to the terms of the transaction to support a payment increase, we are unable to conclusively ascertain considering all circumstances, whether a true benefit is being provided. At the end of the day, that decision would be made by the courts, if the loan ever gets to that point, and a judicial decision could go either way. So while we would be in agreement that there is not an explicit failure of the TNB test that would warrant an EV3-C grade, we don't feel there's enough in the file to clear the exception altogether given the other factors mentioned above. As such, we are agreeable to a regrading of the exception to an EV2-B with related comment made.
																				GENERAL COMMENT (2020-06-19): inv:Disagree: per settlement statement, transaction is Cashout debt consolidation. Establishes benefit to borrower.			State - NC
1950717632	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Final TIL Estimated
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR HUD Deficiency
8795393494	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test					-
9040685101	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR HUD Deficiency
6653324683	XXXXXXXXXX	XXXXXXXXXX	WI	12/XX/2006	12/XX/2006	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,049.13 is underdisclosed from calculated Finance Charge of $196,442.34 in the amount of $1,393.21.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
3375379536	XXXXXXXXXX	XXXXXXXXXX	OR	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Disbursement Date Missing					-
7574471876	XXXXXXXXXX	XXXXXXXXXX	SC	1/XX/2008	12/XX/2007	Investment	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5443878595	XXXXXXXXXX	XXXXXXXXXX	OH	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7818861820	XXXXXXXXXX	XXXXXXXXXX	IA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] State Compliance - Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,142.71 is underdisclosed from calculated Finance Charge of $207,262.40 in the amount of $1,119.69.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test State Compliance - Iowa Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
3372995314	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date					-
3011677453	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2007	2/XX/2007	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR Indeterminable
4694502886	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR HUD Deficiency
2760191989	XXXXXXXXXX	XXXXXXXXXX	OH	6/XX/2004	6/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)	State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - Missing Initial Loan Application Test					-
3368578393	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4343280542	XXXXXXXXXX	XXXXXXXXXX	AZ	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
2501368033	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty)	SELLER - GENERAL COMMENT (2020-06-19): inv:Agree: per note, impermissible prepay penalty for first 30 months. XX , Inc. is organized under NC laws.	GENERAL COMMENT (2020-06-19): inv:Agree: per note, impermissible prepay penalty for first 30 months. XXX, Inc. is organized under NC laws.			-
7226958861	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] State Compliance - Ohio Prepayment Penalty Small Loan: Ohio Prepayment Penalty: A prepayment penalty is not permissible on a first lien loan less than $77,400.00.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing State Compliance - Ohio Prepayment Penalty Small Loan State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) Federal Compliance - Missing Initial Loan Application Test					-
6646813493	XXXXXXXXXX	XXXXXXXXXX	GA	4/XX/2013	1/XX/2013	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.22986% or Final Disclosure APR of 4.25000% is in excess of allowable threshold of APOR 2.73% + 1.5%, or 4.23000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.

Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified)
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure
Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Federal HPML 2009 Non Compliant

SELLER - GENERAL COMMENT (2020-06-05): Disagree:   latest lock date is 4/XX/2013.   APR of 4.25% passes federal HPM.  See attached FFIEC rate spread.
REVIEWER - GENERAL COMMENT (2020-06-05): When Last Date Rate Set and Initial Rate Lock Date are not provided, XXXXXXXXXXXXXXXX uses a worst case scenario between Creditor Application Date and Transaction Date to determine rate used for testing.  In this case, it was the APOR of 2.73% on 1/XX//13 used which resulted in the loan exceeding the HPML rate threshold.   2.73%+1.5% = 4.23%.  Disclosed APR of 4.25% exceeds threshold.
SELLER - GENERAL COMMENT (2020-06-05): Disagree:   latest lock date is 4/XX/2013.   APR of 4.25% passes federal HPM.  See attached FFIEC rate spread.
REVIEWER - GENERAL COMMENT (2020-06-05): When Last Date Rate Set and Initial Rate Lock Date are not provided, XXXXXXXXXXXXXXXX uses a worst case scenario between Creditor Application Date and Transaction Date to determine rate used for testing.  In this case, it was the APOR of 2.73% on 1/XX//13 used which resulted in the loan exceeding the HPML rate threshold.   2.73%+1.5% = 4.23%.  Disclosed APR of 4.25% exceeds threshold.
																				GENERAL COMMENT (2020-06-05): Disagree: latest lock date is 4/10/2013. APR of 4.25% passes federal HPM. See attached FFIEC rate spread. GENERAL COMMENT (2020-06-05): Disagree: latest lock date is 4/10/2013. APR of 4.25% passes federal HPM. See attached FFIEC rate spread.			-
9931418639	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2005	6/XX/2005	UTD	UTD UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
Closing / Title - missing the HUD and the addendum
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure GENERAL COMMENT (2020-05-28): Unable to procure		UTD	Indeterminable
3335711807	XXXXXXXXXX	XXXXXXXXXX	NV	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
3504007138	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2008	12/XX/2007	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
4394154178	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2008	12/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR HUD Deficiency
8839131940	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7105701266	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $624,029.53 is underdisclosed from calculated Finance Charge of $628,374.76 in the amount of $4,345.23.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
1685979194	XXXXXXXXXX	XXXXXXXXXX	MI	8/XX/2005	7/XX/2005	Investment	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.

Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		No	TNR Testing Not Required
4064373408	XXXXXXXXXX	XXXXXXXXXX	WA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
1156645004	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2006	11/XX/2006	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.	State Compliance - New Jersey Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
3137554164	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2004	1/XX/2004	UTD	Refinance Cash-out - Other		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
General - RTC is not signed by all parties.
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
2649725933	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2006	4/XX/2006	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

REVIEWER - GENERAL COMMENT (2020-05-28): Unable to clear exception.  XXX provided with trailing documents is not signed or certified by the settlement agent.
SELLER - GENERAL COMMENT (2020-05-28): Unable to clear exception.  XXX provided with trailing documents is not signed or certified by the settlement agent.
																				GENERAL COMMENT (2020-05-28): Unable to clear exception. HUD provided with trailing documents is not signed or certified by the settlement agent.		Yes	TR HUD Deficiency (UAL State)
4884163635	XXXXXXXXXX	XXXXXXXXXX	WV	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
7001903063	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
6787318624	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
6989444141	XXXXXXXXXX	XXXXXXXXXX	ND	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
5296726632	XXXXXXXXXX	XXXXXXXXXX	OH	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
-
5242412416	XXXXXXXXXX	XXXXXXXXXX	GA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
1101469449	XXXXXXXXXX	XXXXXXXXXX	TN	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
5465236603	XXXXXXXXXX	XXXXXXXXXX	AZ	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
8266645189	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2004	3/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date					-
9046649943	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - Missing Document: HUD-1 Addendum not provided
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Tested	TR Tested
8831044628	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
2136355931	XXXXXXXXXX	XXXXXXXXXX	NY	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.70000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																		State Compliance - New York Prepayment Penalty State Compliance - New York Late Charge Percent Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - Federal FACTA Disclosure Timing Test					-
1936353438	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR HUD Deficiency
1884395306	XXXXXXXXXX	XXXXXXXXXX	NC	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation.
[C] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 8.97925% or Final Disclosure APR of 8.99000% is in excess of allowable threshold of US Treasury 4.4200% + 3%, or 7.42000% and Conventional Mortgage Rate 5.98000% + 1.75%, or 7.73000%.  Non-Compliant Rate Spread Home Loan.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant
State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met)

SELLER - GENERAL COMMENT (2020-06-19): inv:Agree:  XXX Inc. organized under laws of NC.  Exceeds rate spread thresholds.
SELLER - GENERAL COMMENT (2020-06-19): inv:Disagree:  paystubs and w2s on file.  Loan underwritten by XXX (XXX).  See attached.

GENERAL COMMENT (2020-06-19): inv:Agree:  XXX Inc. organized under laws of NC.  Exceeds rate spread thresholds.

GENERAL COMMENT (2020-06-19): inv:Disagree:  paystubs and w2s on file.  Loan underwritten by XXX office (XXX).  See attached.
State - NC
4699935234	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2002	3/XX/2002	Primary	Refinance Rate/Term		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 04/XX/2002.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																		Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
3348162137	XXXXXXXXXX	XXXXXXXXXX	NJ	2/XX/2004	1/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
4069998830	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
9671911233	XXXXXXXXXX	XXXXXXXXXX	AZ	11/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
8909850333	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8201495682	XXXXXXXXXX	XXXXXXXXXX	DC	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8321370218	XXXXXXXXXX	XXXXXXXXXX	WV	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
3127251943	XXXXXXXXXX	XXXXXXXXXX	NV	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7232186098	XXXXXXXXXX	XXXXXXXXXX	AZ	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
5966505767	XXXXXXXXXX	XXXXXXXXXX	SC	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	Disclosed payment on Note of $624.93 does not correspond with the loan amount, loan term, and interest rate on the loan		B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
																			SELLER - GENERAL COMMENT (2020-06-19): inv:Agree: did not locate SC borrower complaint disclosure.	GENERAL COMMENT (2020-06-19): inv:Agree: did not locate SC borrower complaint disclosure.			-
6008986690	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2004	2/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,266.48 is underdisclosed from calculated Finance Charge of $335,416.42 in the amount of $149.94.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
7344741520	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2006	6/XX/2006	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
7046501842	XXXXXXXXXX	XXXXXXXXXX	PA	3/XX/2008	2/XX/2008	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR Indeterminable
5189382359	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Maximum calculated prepay of $2,900.00 exceeds the state maximum of 3 months interest  ($2,643.75).
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		State Compliance - Massachusetts Prepayment Penalty State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test	SELLER - GENERAL COMMENT (2020-06-19): inv:Agree: NO TNB document in file and no prior loan information.	GENERAL COMMENT (2020-06-19): inv:Agree: NO TNB document in file and no prior loan information.			-
4683601027	XXXXXXXXXX	XXXXXXXXXX	AL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7050519598	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
8442934050	XXXXXXXXXX	XXXXXXXXXX	PA	12/XX/2007	11/XX/2007	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
9794952540	XXXXXXXXXX	XXXXXXXXXX	LA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
9265041709	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2007	11/XX/2007	Investment	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
5294185041	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
1384995945	XXXXXXXXXX	XXXXXXXXXX	MA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing	SELLER - GENERAL COMMENT (2020-06-19): inv:Disagree: tangible benefit is debt consolidation. See attached documents. REVIEWER - GENERAL COMMENT (2020-06-19): TNB can be determined but there is no Tangible Net Benefit Worksheet which is required by the state.	GENERAL COMMENT (2020-06-19): inv:Disagree: tangible benefit is debt consolidation. See attached documents.			-
9466641760	XXXXXXXXXX	XXXXXXXXXX	WV	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
4431823562	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			C	C	C	C	C
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - New Jersey Home Loan (Late Charge)

SELLER - GENERAL COMMENT (2020-06-19): inv:Disagree.  XXXXXXXXX Bank, NA is a national bank.  Per the XXXXXXXXXXXXXXXX Legal Department, the late fee restrictions of New Jersey are preempted by Section 85 of the National Bank Act.
REVIEWER - GENERAL COMMENT (2020-06-19): Prememtion may or may not transfer to assignee.
																				GENERAL COMMENT (2020-06-19): inv:Disagree. XXX, NA is a national bank. Per the XXX Legal Department, the late fee restrictions of New Jersey are preempted by Section 85 of the National Bank Act.			Late Charge
8995072895	XXXXXXXXXX	XXXXXXXXXX	ID	1/XX/2007	12/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Idaho Prepayment Penalty State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
2802709641	XXXXXXXXXX	XXXXXXXXXX	MA	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: Maximum calculated prepay of $3,980.00 exceeds the state maximum of 3 months interest  ($3,850.50).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

State Compliance - Massachusetts Prepayment Penalty
State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)
State Compliance - Massachusetts Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Closing / Title - Missing Document: HUD-1 Addendum not provided
																			SELLER - GENERAL COMMENT (2020-06-21): 5/29 See attached REVIEWER - GENERAL COMMENT (2020-06-21): Received XXX, but still missing the addendum that goes with it so exception will remain.	GENERAL COMMENT (2020-06-21): 5/29 See attached		Tested	TR Tested
5999655446	XXXXXXXXXX	XXXXXXXXXX	MN	7/XX/2013	6/XX/2013	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.75883% or Final Disclosure APR of 5.14140% is in excess of allowable threshold of APOR 3.88% + 1.5%, or 5.38000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.14140% is underdisclosed from calculated APR of 5.75883% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,042.50 is underdisclosed from calculated Finance Charge of $93,134.41 in the amount of $8,091.91.

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - TIL APR Tolerance Irregular Transaction
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - SAFE Act - NMLS Info Not in File
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified)
Federal Compliance - Federal HPML 2009 Non Compliant

SELLER - GENERAL COMMENT (2020-06-05): Disagree:   APR from final TIL 5.1414% does not exceeds HPML threshold.  Lock agreement in file dated 7/XX/2013.  see attached FFIEC rate spread.
REVIEWER - GENERAL COMMENT (2020-06-05): XXXXXXXXXXXXXXXX will test the HPML rate threshold using both the lender disclosed APR as well as the XXXXXXXXXXXXXXXX calculated APR.  While lender disclosed APR of 5.1414% is under the HPML rate threshold, XXXXXXXXXXXXXXXX calculated APR of 5.75883% exceeds HPML thrreshold of 5.38%.
SELLER - GENERAL COMMENT (2020-06-05): Disagree:   APR from final TIL 5.1414% does not exceeds HPML threshold.  Lock agreement in file dated 7/XX/2013.  see attached FFIEC rate spread.
REVIEWER - GENERAL COMMENT (2020-06-05): XXXXXXXXXXXXXXXX will test the HPML rate threshold using both the lender disclosed APR as well as the XXXXXXXXXXXXXXXX calculated APR.  While lender disclosed APR of 5.1414% is under the HPML rate threshold, XXXXXXXXXXXXXXXX calculated APR of 5.75883% exceeds HPML thrreshold of 5.38%.
																				GENERAL COMMENT (2020-06-05): Disagree: APR from final TIL 5.1414% does not exceeds HPML threshold. Lock agreement in file dated 7/31/2013. see attached FFIEC rate spread. GENERAL COMMENT (2020-06-05): Disagree: APR from final TIL 5.1414% does not exceeds HPML threshold. Lock agreement in file dated 7/31/2013. see attached FFIEC rate spread.			-
8380632889	XXXXXXXXXX	XXXXXXXXXX	SC	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																		Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - Missing Initial Loan Application Test	SELLER - GENERAL COMMENT (2020-06-19): inv:Agree: did not locate SC borrower complaint disclosure.	GENERAL COMMENT (2020-06-19): inv:Agree: did not locate SC borrower complaint disclosure.			-
1951049643	XXXXXXXXXX	XXXXXXXXXX	NE	5/XX/2008	4/XX/2008	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
2931746372	XXXXXXXXXX	XXXXXXXXXX	AZ	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $590,567.11 is underdisclosed from calculated Finance Charge of $613,774.74 in the amount of $23,207.63.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
6644559692	XXXXXXXXXX	XXXXXXXXXX	SC	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
3764134461	XXXXXXXXXX	XXXXXXXXXX	MA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
4749346547	XXXXXXXXXX	XXXXXXXXXX	NV	8/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,401.54 is underdisclosed from calculated Finance Charge of $226,827.86 in the amount of $4,426.32.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
3504968945	XXXXXXXXXX	XXXXXXXXXX	AZ	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - Final TIL not signed nor dated.
Closing / Title - Final TIL not signed nor dated.
Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
3364724410	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
5693790311	XXXXXXXXXX	XXXXXXXXXX	NV	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					C	C	C	C	C
[C] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

Federal Compliance - FACTA Disclosure Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
State Compliance - Nevada Home Loan (Ability to Repay not Verified)

SELLER - GENERAL COMMENT (2020-06-19): inv:Disagree:  paystubs and W2s in file.  Loan underwritten by XX central loan approval. See attached
REVIEWER - GENERAL COMMENT (2020-06-19): Paystubs and W2s in file but there is no evidence that analysis of that so exception will remain.
																				GENERAL COMMENT (2020-06-19): inv:Disagree: paystubs and W2s in file. Loan underwritten by XXX. See attached			State - NC
4448757186	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
6187289059	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3290053162	XXXXXXXXXX	XXXXXXXXXX	MS	10/XX/1997	9/XX/1997	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,855.49 is underdisclosed from calculated Finance Charge of $130,005.57 in the amount of $150.08.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test					-
1598396562	XXXXXXXXXX	XXXXXXXXXX	MD	12/XX/2008	11/XX/2008	Primary	Refinance UTD					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for compliance testing.
[B] State Compliance - Maryland Mortgage Lending Regulations (Balloon Notice Not Provided): Maryland Mortgage Lending Regulations:  Balloon Notice not provided to borrower.
[B] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2008, prior to three (3) business days from transaction date of 12/XX/2008.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
State Compliance - Maryland Ability to Repay Not Verified
State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)
State Compliance - Maryland Mortgage Lending Regulations (Balloon Notice Not Provided)
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
4498284658	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
8841295955	XXXXXXXXXX	XXXXXXXXXX	NC	12/XX/2002	11/XX/2002	Primary	Refinance Rate/Term		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			C	C	C	C	C
[C] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - North Carolina CHL Tangible Net Benefit Test
																			SELLER - GENERAL COMMENT (2020-06-19): inv:Agree: no tangible benefit worksheet or prior loan information in file.	GENERAL COMMENT (2020-06-19): inv:Agree: no tangible benefit worksheet or prior loan information in file.			State - NC
9171110051	XXXXXXXXXX	XXXXXXXXXX	PA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
1820844703	XXXXXXXXXX	XXXXXXXXXX	MA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test					-
1293048076	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation			1003, LOS screenshot not available		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
5247928338	XXXXXXXXXX	XXXXXXXXXX	IL	11/XX/2008	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008.
																		State Compliance - Illinois Prepayment Penalty 2008 Test Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
5856288472	XXXXXXXXXX	XXXXXXXXXX	MA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
5176621767	XXXXXXXXXX	XXXXXXXXXX	NV	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $385,621.73 is underdisclosed from calculated Finance Charge of $387,807.83 in the amount of $2,186.10.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
4225711045	XXXXXXXXXX	XXXXXXXXXX	SD	1/XX/2010	12/XX/2009	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2010 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.58931% or Final Disclosure APR of 11.61000% is in excess of allowable threshold of APOR 4.77% + 1.5%, or 6.27000%.  Compliant Higher Priced Mortgage Loan.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: -
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2010, prior to three (3) business days from transaction date of 01/XX/2010.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Federal HPML 2009 Compliant
Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.
Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
-
9795555527	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $783,788.13 is underdisclosed from calculated Finance Charge of $784,267.03 in the amount of $478.90.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing	SELLER - GENERAL COMMENT (2020-05-28): Unable to procure	GENERAL COMMENT (2020-05-28): Unable to procure		Yes	TR Indeterminable
8020060825	XXXXXXXXXX	XXXXXXXXXX	OH	1/XX/1997	12/XX/1996	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1997 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Ohio Standard Prepayment Penalty SMLA
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR Indeterminable
7188646566	XXXXXXXXXX	XXXXXXXXXX	AL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Final TIL Estimated
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Alabama Prepayment Penalty
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
5893995733	XXXXXXXXXX	XXXXXXXXXX	IN	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3939814483	XXXXXXXXXX	XXXXXXXXXX	SC	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,428.21 is underdisclosed from calculated Finance Charge of $130,690.05 in the amount of $261.84.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
																		Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test	SELLER - GENERAL COMMENT (2020-06-04): Agree - Disclosure not available	GENERAL COMMENT (2020-06-04): Agree - Disclosure not available			-
6263110752	XXXXXXXXXX	XXXXXXXXXX	MN	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
5273775841	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date					-
6154930089	XXXXXXXXXX	XXXXXXXXXX	IN	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
1134554067	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___ [B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
5496992176	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
7869260506	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
4040023911	XXXXXXXXXX	XXXXXXXXXX	LA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Louisiana Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
[B] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 3.38800%, 3.38800%, 3.38800%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $340,875.52 is underdisclosed from calculated Finance Charge of $342,609.60 in the amount of $1,734.08.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Louisiana Prepayment Penalty State Compliance - Louisiana Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
4572892847	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2003	7/XX/2003	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
2612036171	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,008.90 is underdisclosed from calculated Finance Charge of $353,037.31 in the amount of $9,028.41.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
9738661098	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
3391805717	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2004	4/XX/2004	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
7213618814	XXXXXXXXXX	XXXXXXXXXX	IL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3360357407	XXXXXXXXXX	XXXXXXXXXX	NJ	12/XX/2007	11/XX/2007	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey.	State Compliance - New Jersey Prepayment Penalty Federal Compliance - Missing Initial Loan Application Test					-
9433504704	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
9812953679	XXXXXXXXXX	XXXXXXXXXX	NJ	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																		Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
3532929038	XXXXXXXXXX	XXXXXXXXXX	FL	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
3147084649	XXXXXXXXXX	XXXXXXXXXX	RI	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide)
																			SELLER - GENERAL COMMENT (2020-06-04): Agree, unable to procure invoices	GENERAL COMMENT (2020-06-04): Agree, unable to procure invoices			State - NC
6313381002	XXXXXXXXXX	XXXXXXXXXX	IN	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing					-
8401106997	XXXXXXXXXX	XXXXXXXXXX	NC	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty. [B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	State Compliance - North Carolina First Lien Late Charge Percent Testing State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi	SELLER - GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXXXXXXXXXXXXXXX Bank, FSB and a Federal Savings Bank. Per the XXXXXXXXXXXXXXXX Legal Department, the prepayment restrictions of North Carolina are preempted by federal laws. REVIEWER - GENERAL COMMENT (2020-06-19): Preemption may or may not transfer to assignee.	GENERAL COMMENT (2020-06-19): Disagree with investor. Lender is XXX, FSB and a Federal Savings Bank. Per the XXX Legal Department, the prepayment restrictions of North Carolina are preempted by federal laws.			-
9610901939	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
7318933153	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3813104264	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test					-
3698284299	XXXXXXXXXX	XXXXXXXXXX	VA	7/XX/2005	5/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
8340157221	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2000	5/XX/2000	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		No	TNR Testing Not Required
3255180928	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2006	12/XX/2006	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
1951782038	XXXXXXXXXX	XXXXXXXXXX	MN	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - (State HPML Provision) Minnesota Subprime Loan (Impermissible Prepayment Penalty): Minnesota Subprime Loan: Mortgage loan contains an impermissible prepayment penalty.
[C] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 10.15961% or Final Disclosure APR of 10.17000% is in excess of allowable threshold of USTreasury 4.2000% + 3%, or 7.20000%.  Non-Compliant Subprime Loan.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $729,749.86 is underdisclosed from calculated Finance Charge of $729,797.09 in the amount of $47.23.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Final TIL Finance Charge Under Disclosed
State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)
State Compliance - (State HPML Provision) Minnesota Subprime Loan (Impermissible Prepayment Penalty)

SELLER - GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold
REVIEWER - GENERAL COMMENT (2020-06-05): Seller sent in alternative document for application date, need buyer approval for use of alternative document for the application date.
SELLER - GENERAL COMMENT (2020-06-19): Disagree with investor.  XXXXXXXXXXXXXX is a national bank.  Per the XXXXXXXXXXXXXXXX Legal Department, the State restrictions are preempted by Section 85 of the National Bank Act.  Loan does not exceeds HOEPA thresholds and is not a high cost loan.
REVIEWER - GENERAL COMMENT (2020-06-19): Preemption may or may not transfer to assignee.

GENERAL COMMENT (2020-06-04): Agree - Loan exceeds MN threshold

GENERAL COMMENT (2020-06-19): Disagree with investor.  XXX Bank is a national bank.  Per the XXX Legal Department, the State restrictions are preempted by Section 85 of the National Bank Act.  Loan does not exceeds HOEPA thresholds and is not a high cost loan.
State - NC
8354408220	XXXXXXXXXX	XXXXXXXXXX	IL	3/XX/2004	3/XX/2004	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Illinois Prepayment Penalty Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
8460477425	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2007	5/XX/2007	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing Test
State Compliance - California Prepayment Penalty ARM Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
3681060804	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
1482136305	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
4451830635	XXXXXXXXXX	XXXXXXXXXX	IL	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation			missing final 1003		B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - FACTA Disclosure Missing					-
9654569043	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2005	4/XX/2005	Investment	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

State Compliance - California Prepayment Penalty ARM Test
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		No	TNR Testing Not Required
6612916253	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
3062283300	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2005	8/XX/2005	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
3171470612	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test					-
8233528950	XXXXXXXXXX	XXXXXXXXXX	OH	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
																		State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
8341587289	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Credit report run with LP Application / Processing - Missing Document: Missing Lender's Initial 1003					-
2273688125	XXXXXXXXXX	XXXXXXXXXX	MI	9/XX/2013	7/XX/2013	Second Home	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing Federal Compliance - RESPA (2010) – Written Service Provider List Missing Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days					-
7633686652	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
4489688797	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Home Improvement					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $493,917.38 is underdisclosed from calculated Finance Charge of $494,055.44 in the amount of $138.06.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
1059472886	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
9097716078	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
3489902923	XXXXXXXXXX	XXXXXXXXXX	NV	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,314,949.42 is underdisclosed from calculated Finance Charge of $1,333,688.51 in the amount of $18,739.09.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test					-
9185043311	XXXXXXXXXX	XXXXXXXXXX	MA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $514,636.04 is underdisclosed from calculated Finance Charge of $519,896.68 in the amount of $5,260.64.
																		Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Payoff Statement Missing					-
4547227032	XXXXXXXXXX	XXXXXXXXXX	MN	5/XX/2004	3/XX/2004	Primary	Refinance Rate/Term					A	A	A	A	A							-
2051120852	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7108325065	XXXXXXXXXX	XXXXXXXXXX	ID	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Idaho Prepayment Penalty State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4647392902	XXXXXXXXXX	XXXXXXXXXX	NY	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4293044564	XXXXXXXXXX	XXXXXXXXXX	NM	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
8461201265	XXXXXXXXXX	XXXXXXXXXX	NC	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
7586210003	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
4134500018	XXXXXXXXXX	XXXXXXXXXX	MO	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Federal FACTA Disclosure Timing Test					-
1777810740	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,153.74 is underdisclosed from calculated Finance Charge of $208,145.24 in the amount of $991.50.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
5453599836	XXXXXXXXXX	XXXXXXXXXX	VA	8/XX/2008	7/XX/2008	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
																		Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
2823887039	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2003	9/XX/2003	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Estimated
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information)
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-22): 5/29 Unable to procure	GENERAL COMMENT (2020-06-22): 5/29 Unable to procure		Yes	TR HUD Deficiency
4101635069	XXXXXXXXXX	XXXXXXXXXX	NC	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation.
[C] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Impermissible Prepayment Penalty): North Carolina Rate Spread Home Loan:  Mortgage loan contains impermissible prepayment penalty.
[C] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 10.67550% or Final Disclosure APR of 10.69000% is in excess of allowable threshold of US Treasury 4.4800% + 3%, or 7.48000% and Conventional Mortgage Rate 5.93000% + 1.75%, or 7.68000%.  Non-Compliant Rate Spread Home Loan.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.

Federal Compliance - FACTA Disclosure Missing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met)
State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant
State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Impermissible Prepayment Penalty)

SELLER - GENERAL COMMENT (2020-06-08): Disagree:  see attached income analysis documentation
REVIEWER - GENERAL COMMENT (2020-06-08): Ability to repay is missing the written verification of income, so exception still remains.
SELLER - GENERAL COMMENT (2020-06-15): XX  Agree:, no written/verbal verification of employment
SELLER - GENERAL COMMENT (2020-06-08): Agree:  Lender is XXXXXXXXXXXXXX, NA.   Loan exceeds NC rate spreads and is subprime.
SELLER - GENERAL COMMENT (2020-06-08): Disagree:  Lender is XXXXXXXXXXXXXX, NA.  Per the XXXXXXXXXXXXXXXX Legal Department, the prepayment restrictions of North Carolina are preempted by federal laws.
REVIEWER - GENERAL COMMENT (2020-06-08): Preemption may not transfer to the assignee.
SELLER - GENERAL COMMENT (2020-06-15): XX  Cannot assess assignee liability.  XX Legal reviewed and  interprets this requirement to be limited to real estate brokers and N/A to XXXXXXXXXXXXXX, NA., XXXXXXXXX Bank, NA., XXXXXXXXXXXXXXXX Bank, FSB., and subsidiaries.
(3) "Broker" or "mortgage broker" means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) "Lender" includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) "Originator" or "loan originator" means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20

GENERAL COMMENT (2020-06-08): Agree:  Lender is XXX, NA.   Loan exceeds NC rate spreads and is subprime.

GENERAL COMMENT (2020-06-08): Disagree:  Lender is XXX, NA.  Per the XXX Legal Department, the prepayment restrictions of North Carolina are preempted by federal laws.

GENERAL COMMENT (2020-06-08): Disagree:  see attached income analysis documentation

GENERAL COMMENT (2020-06-15): XXX 6/14/2020:  Agree:, no written/verbal verification of employment

GENERAL COMMENT (2020-06-15): XXX 6/14/2020:  Cannot assess assignee liability.  XXX Legal reviewed and  interprets this requirement to be limited to real estate brokers and N/A to XXX, NA., XXX, NA., XXX, FSB., and subsidiaries.
(3) “Broker” or “mortgage broker” means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) “Lender” includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) “Originator” or “loan originator” means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20
State - NC
7815463270	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8260558190	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR Indeterminable
1480090215	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
9025287913	XXXXXXXXXX	XXXXXXXXXX	NJ	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3197713412	XXXXXXXXXX	XXXXXXXXXX	FL	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,785.89 is underdisclosed from calculated Finance Charge of $231,829.47 in the amount of $6,043.58.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Federal FACTA Disclosure Timing Test					-
3517181540	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
1530603545	XXXXXXXXXX	XXXXXXXXXX	SC	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
																		Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4421019837	XXXXXXXXXX	XXXXXXXXXX	LA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] State Compliance - Louisiana Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Louisiana Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8500116650	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency (UAL State)
7120210148	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $1,764.00 exceeds the state maximum of 1% of the original balance ($588.00).
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.

Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - Ohio Prepayment Penalty
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
4273291315	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2006	6/XX/2006	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR Indeterminable
9344391049	XXXXXXXXXX	XXXXXXXXXX	OK	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
3844793156	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2009	8/XX/2009	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Closing / Title - Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
7019125373	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR Indeterminable
9325313824	XXXXXXXXXX	XXXXXXXXXX	WA	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
8561946601	XXXXXXXXXX	XXXXXXXXXX	ID	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Final TIL Estimated
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - Idaho Prepayment Penalty
State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
2598356569	XXXXXXXXXX	XXXXXXXXXX	NJ	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
5213435452	XXXXXXXXXX	XXXXXXXXXX	NJ	5/XX/2008	4/XX/2008	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
-
6324770080	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
5828801025	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7071923291	XXXXXXXXXX	XXXXXXXXXX	VA	2/XX/2002	1/XX/2002	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2002, prior to three (3) business days from transaction date of 02/XX/2002.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
3190607095	XXXXXXXXXX	XXXXXXXXXX	MS	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
6492130657	XXXXXXXXXX	XXXXXXXXXX	GA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
9472243955	XXXXXXXXXX	XXXXXXXXXX	AZ	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7577657332	XXXXXXXXXX	XXXXXXXXXX	IA	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,474.92 is underdisclosed from calculated Finance Charge of $197,488.37 in the amount of $1,013.45.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
6960721261	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation				REVIEWER - WAIVED COMMENT (2020-05-28): XX work arounf	B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
6393651034	XXXXXXXXXX	XXXXXXXXXX	UT	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
[B] State Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Utah Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
2318757553	XXXXXXXXXX	XXXXXXXXXX	NE	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:  Prepayment penalty may not be reasonable and necessary under the Residential Mortgage Licensing Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.

Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
State Compliance - Nebraska Prepayment Penalty
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance)
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
9442943561	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
1234592505	XXXXXXXXXX	XXXXXXXXXX	NC	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing					-
7284098445	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
4551700447	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7579840701	XXXXXXXXXX	XXXXXXXXXX	KY	3/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7320686706	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
4381640997	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
3514163371	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
6320695651	XXXXXXXXXX	XXXXXXXXXX	IL	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7988830851	XXXXXXXXXX	XXXXXXXXXX	WI	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount ($996.40).  Loan contracts for maximum calculated prepay of $2,020.00, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
																		Federal Compliance - Missing Initial Loan Application Test State Compliance - Wisconsin Prepayment Penalty Federal Compliance - Federal FACTA Disclosure Timing Test					-
5223437152	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3443882142	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8794724053	XXXXXXXXXX	XXXXXXXXXX	NC	5/XX/2008	4/XX/2008	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with reliable documentation.
[C] State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 8.76590% or Final Disclosure APR of 8.83000% is in excess of allowable threshold of US Treasury 4.3000% + 3%, or 7.30000% and Conventional Mortgage Rate 5.85000% + 1.75%, or 7.60000%.  Non-Compliant Rate Spread Home Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met)
State Compliance - North Carolina Rate Spread Threshold Test Non-Compliant

SELLER - GENERAL COMMENT (2020-06-21): 6/5 Disagree: paystubs and income documentation in file.
REVIEWER - GENERAL COMMENT (2020-06-21): W@ in the file, but still missing credit report or evidence credit report was used and also a VOE. Exception will remain.
SELLER - GENERAL COMMENT (2020-06-08): Agree:  Loan is a NC rate spread loan.  APR exceeds rate spread thresholds.
SELLER - GENERAL COMMENT (2020-06-08): Disagree:  paystubs and income documentation in file.

GENERAL COMMENT (2020-06-08): Agree:  Loan is a NC rate spread loan.  APR exceeds rate spread thresholds.

GENERAL COMMENT (2020-06-08): Disagree:  paystubs and income documentation in file.

GENERAL COMMENT (2020-06-21): 6/5 Disagree: paystubs and income documentation in file.
State - NC
4783133789	XXXXXXXXXX	XXXXXXXXXX	AL	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
7169814784	XXXXXXXXXX	XXXXXXXXXX	MO	5/XX/2013	4/XX/2013	Primary	Refinance Streamlined					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $51,153.53 is underdisclosed from calculated Finance Charge of $52,375.61 in the amount of $1,222.08.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - Missing Initial Loan Application Test
-
5181465682	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $371,213.59 is underdisclosed from calculated Finance Charge of $386,560.91 in the amount of $15,347.32.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
6106590137	XXXXXXXXXX	XXXXXXXXXX	AL	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,437.54 is underdisclosed from calculated Finance Charge of $242,960.06 in the amount of $522.52.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
5880149136	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test					-
1043212785	XXXXXXXXXX	XXXXXXXXXX	MI	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
6936807782	XXXXXXXXXX	XXXXXXXXXX	RI	3/XX/2007	3/XX/2007	Primary	Refinance Rate/Term					C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] State Compliance - Rhode Island Prepayment Penalty NonPurchase Test: Rhode Island Prepayment Penalty:  Non-purchase loan contains a prepayment penalty which was not disclosed to the borrower in writing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $304,966.94 is underdisclosed from calculated Finance Charge of $306,073.36 in the amount of $1,106.42.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - CHARM Booklet Disclosure Status
State Compliance - Rhode Island Prepayment Penalty NonPurchase Test
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Missing Data) Last Rate Set Date
State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide)
																			SELLER - GENERAL COMMENT (2020-06-08): Disagree: XXXXXXXXXXXXXXXX Bank, FSB is a federal saving bank. Federal laws preempt RI predatory lending laws.	GENERAL COMMENT (2020-06-08): Disagree: XXX, FSB is a federal saving bank. Federal laws preempt RI predatory lending laws.			State - NC
1082285487	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2001	10/XX/2000	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC) Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - New York Late Charge Percent Testing					-
7565895685	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
																		Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Disbursement Date Missing					-
7219887773	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Home Improvement					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
8980747956	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
																		Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing					-
1143493387	XXXXXXXXXX	XXXXXXXXXX	AZ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties					-
8120383601	XXXXXXXXXX	XXXXXXXXXX	MD		6/XX/2005	Primary	Refinance Rate/Term					D	D	D	D	D		Loan File - Images missing GFE, final title policy, and Note. Unable to perform preliminary compliance testing.
SELLER - GENERAL COMMENT (2020-06-05): See attached -Originally delivered. Located in Title Insurance Policy doc type.
REVIEWER - GENERAL COMMENT (2020-06-05): Note provided was for the construction loan prior to the tape data note for $1,000,000.00 dated 05/XX/2006.
SELLER - GENERAL COMMENT (2020-06-19): See Attached-Loan Modification for the Note and Security Instrument was created and signed by the borrowers on 05/XX/2006 correcting the loan amount. Loan Modification was originally delivered.
REVIEWER - GENERAL COMMENT (2020-06-19): The loan modification and note in the file are not aligning to be able to determine what note should be used as the original that modification altered.

GENERAL COMMENT (2020-06-05): See attached -Originally delivered. Located in Title Insurance Policy doc type.

GENERAL COMMENT (2020-06-19): See Attached-Loan Modification for the Note and Security Instrument was created and signed by the borrowers on 05/02/2006 correcting the loan amount. Loan Modification was originally delivered.
																						UTD	Indeterminable
3422881811	XXXXXXXXXX	XXXXXXXXXX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
																		Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7977303858	XXXXXXXXXX	XXXXXXXXXX	MN	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 8.40237% or Final Disclosure APR of 8.42000% is in excess of allowable threshold of USTreasury 4.3100% + 3%, or 7.31000%.  Compliant Subprime Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																			SELLER - GENERAL COMMENT (2020-06-08): Agree: XXXXXXXXXXXXXXXX XXX, Inc. organized under laws of MN. Loan is a subprime..	GENERAL COMMENT (2020-06-08): Agree: XXX, Inc. organized under laws of MN. Loan is a subprime..			-
1127746149	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Ohio Alternate Prepayment Penalty SMLA Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Application / Processing - Missing Document: Missing Lender's Initial 1003					-
8634289147	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - New York Late Charge Percent Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
3793626776	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $416,278.45 is underdisclosed from calculated Finance Charge of $416,419.37 in the amount of $140.92.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - Title only individual did not sign.
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
5828424657	XXXXXXXXXX	XXXXXXXXXX	AZ	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
2771131937	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
8925551597	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7332047702	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
																		Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
6773043193	XXXXXXXXXX	XXXXXXXXXX	OR	5/XX/2007	4/XX/2007	Second Home	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home)
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $490,411.15 is underdisclosed from calculated Finance Charge of $491,759.11 in the amount of $1,347.96.
																		Federal Compliance - Disparity in Occupancy - Not High Cost Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test	SELLER - GENERAL COMMENT (2020-06-09): Agree: signed NoRTC in file. Loan subject to rescission.	GENERAL COMMENT (2020-06-09): Agree: signed NoRTC in file. Loan subject to rescission.			-
1219581167	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - Missing Initial Loan Application Test
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
2738505334	XXXXXXXXXX	XXXXXXXXXX	GA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
8859846548	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
4283757759	XXXXXXXXXX	XXXXXXXXXX	TX	4/XX/2002	3/XX/2002	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test					-
9658120484	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,859.16 is underdisclosed from calculated Finance Charge of $275,807.43 in the amount of $8,948.27.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
9047231720	XXXXXXXXXX	XXXXXXXXXX	MI	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
-
3002057961	XXXXXXXXXX	XXXXXXXXXX	RI	1/XX/2008	12/XX/2007	Primary	Purchase					C	C	C	C	C
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.
[C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File): Rhode Island Home Loan:  Loan file did not contain record(s) documenting high-cost home loan analysis.
[C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - Rhode Island Prepayment Penalty Test: Rhode Island Prepayment Penalty: Loan prepay term of 36 months exceeds state maximum of 12 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Rhode Island Prepayment Penalty Test
Federal Compliance - (Missing Data) Last Rate Set Date
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided)
State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File)
State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided)

SELLER - GENERAL COMMENT (2020-06-09): Disagree:  Lender is XXXXXXXXX Mortgage, FSB.   APR of 8.129% does not exceeds RI high cost thresholds.   XX calculated points and fees $2962 do not exceed RI predatory lending limits.   Loan is not a RI HPML.
REVIEWER - GENERAL COMMENT (2020-06-09): "XXXXXXXXXXXXXXXX does not generally apply exemption or federal preemption for purposes of high cost reviews, particularly at initial reporting. We have been advised by outside counsel that for states where the APL statute/high cost regulation specifically exempts federally-chartered banks, it is reasonable for XXXXXXXXXXXXXXXX to take the position that at origination the loan was not covered and the requirement never applied to the transaction based on the express language of the law being tested. Accordingly, at client's request, XXXXXXXXXXXXXXXX can downgrade high cost exceptions in states that explicitly exclude banks from coverage as is the case with RI to EV2-B as the risk of exemption not traveling to a subsequent purchaser is relatively limited in most scenarios.

In the case of the Rhode Island Home Loan Protection Act specifically, the Act does not apply to any national bank, federal savings bank, any "financial institution", or wholly-owned subsidiaries thereof. The Act also does not apply to the Federal Housing Administration, the Department of Veterans Affairs, or other state or federal housing finance agencies.

If the lender falls under one of these exemptions, and Client is comfortable downgrading the exceptions, then these would be eligible for downgrade to EV2-B - both home loan and high-cost."
SELLER - GENERAL COMMENT (2020-06-09): Disagree:  Lender is XXXXXXXXX Mortgage, FSB.   APR of 8.129% does not exceeds RI high cost thresholds.   XX calculated points and fees $2962 do not exceed RI predatory lending limits.   Loan is not a RI HPML.
REVIEWER - GENERAL COMMENT (2020-06-09): "XXXXXXXXXXXXXXXX does not generally apply exemption or federal preemption for purposes of high cost reviews, particularly at initial reporting. We have been advised by outside counsel that for states where the APL statute/high cost regulation specifically exempts federally-chartered banks, it is reasonable for XXXXXXXXXXXXXXXX to take the position that at origination the loan was not covered and the requirement never applied to the transaction based on the express language of the law being tested. Accordingly, at client's request, XXXXXXXXXXXXXXXX can downgrade high cost exceptions in states that explicitly exclude banks from coverage as is the case with RI to EV2-B as the risk of exemption not traveling to a subsequent purchaser is relatively limited in most scenarios.

In the case of the Rhode Island Home Loan Protection Act specifically, the Act does not apply to any national bank, federal savings bank, any "financial institution", or wholly-owned subsidiaries thereof. The Act also does not apply to the Federal Housing Administration, the Department of Veterans Affairs, or other state or federal housing finance agencies.

If the lender falls under one of these exemptions, and Client is comfortable downgrading the exceptions, then these would be eligible for downgrade to EV2-B - both home loan and high-cost."
SELLER - GENERAL COMMENT (2020-06-09): Disagree:  Lender is XXXXXXXXX Mortgage, FSB.   APR of 8.129% does not exceeds RI high cost thresholds.   XX calculated points and fees $2962 do not exceed RI predatory lending limits.   Loan is not a RI HPML.
REVIEWER - GENERAL COMMENT (2020-06-09): "XXXXXXXXXXXXXXXX does not generally apply exemption or federal preemption for purposes of high cost reviews, particularly at initial reporting. We have been advised by outside counsel that for states where the APL statute/high cost regulation specifically exempts federally-chartered banks, it is reasonable for XXXXXXXXXXXXXXXX to take the position that at origination the loan was not covered and the requirement never applied to the transaction based on the express language of the law being tested. Accordingly, at client's request, XXXXXXXXXXXXXXXX can downgrade high cost exceptions in states that explicitly exclude banks from coverage as is the case with RI to EV2-B as the risk of exemption not traveling to a subsequent purchaser is relatively limited in most scenarios.

In the case of the Rhode Island Home Loan Protection Act specifically, the Act does not apply to any national bank, federal savings bank, any "financial institution", or wholly-owned subsidiaries thereof. The Act also does not apply to the Federal Housing Administration, the Department of Veterans Affairs, or other state or federal housing finance agencies.

If the lender falls under one of these exemptions, and Client is comfortable downgrading the exceptions, then these would be eligible for downgrade to EV2-B - both home loan and high-cost."

GENERAL COMMENT (2020-06-09): Disagree:  Lender is XXX, FSB.   APR of 8.129% does not exceeds RI high cost thresholds.   XXX calculated points and fees $2962 do not exceed RI predatory lending limits.   Loan is not a RI HPML.

GENERAL COMMENT (2020-06-09): Disagree:  Lender is XXX, FSB.   APR of 8.129% does not exceeds RI high cost thresholds.   XXX calculated points and fees $2962 do not exceed RI predatory lending limits.   Loan is not a RI HPML.

GENERAL COMMENT (2020-06-09): Disagree:  Lender is XXX, FSB.   APR of 8.129% does not exceeds RI high cost thresholds.   XXX calculated points and fees $2962 do not exceed RI predatory lending limits.   Loan is not a RI HPML.
State - NC
5740474270	XXXXXXXXXX	XXXXXXXXXX	AL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
3325168829	XXXXXXXXXX	XXXXXXXXXX	FL	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B	[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - FACTA Disclosure Missing					-
5148481549	XXXXXXXXXX	XXXXXXXXXX	AL	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
6913608440	XXXXXXXXXX	XXXXXXXXXX	TN	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
4186859648	XXXXXXXXXX	XXXXXXXXXX	AL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
4171963250	XXXXXXXXXX	XXXXXXXXXX	WA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
3530557713	XXXXXXXXXX	XXXXXXXXXX	SC	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
																		State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test					-
3982064463	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
6177872500	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other					A	A	A	A	A							-
4727158212	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
-
5586703722	XXXXXXXXXX	XXXXXXXXXX	ID	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Idaho Prepayment Penalty State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
6933243202	XXXXXXXXXX	XXXXXXXXXX	MA	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7474147603	XXXXXXXXXX	XXXXXXXXXX	IN	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3500570006	XXXXXXXXXX	XXXXXXXXXX	IL	10/XX/2006	9/XX/2006	Second Home	Purchase					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
7271522473	XXXXXXXXXX	XXXXXXXXXX	KS	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,330.81 is underdisclosed from calculated Finance Charge of $71,370.04 in the amount of $39.23.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test					-
5319174615	XXXXXXXXXX	XXXXXXXXXX	TX	7/XX/2012	6/XX/2012	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.64233% or Final Disclosure APR of 4.64360% is in excess of allowable threshold of APOR 2.99% + 1.5%, or 4.49000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified)
Federal Compliance - Federal HPML 2009 Non Compliant
Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
																			SELLER - GENERAL COMMENT (2020-06-09): Agree with Investor: Missing income documentation. SELLER - GENERAL COMMENT (2020-06-09): Agree with Investor: Federal Higher-Priced Mortgage Loan	GENERAL COMMENT (2020-06-09): Agree with Investor: Federal Higher-Priced Mortgage Loan GENERAL COMMENT (2020-06-09): Agree with Investor: Missing income documentation.			-
1925703825	XXXXXXXXXX	XXXXXXXXXX	UT	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
[B] State Compliance - Utah Late Charge Grace Period Testing: Utah Late Charge: Note grace period of 7 days is less than the state minimum of 10 days.
																		Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Utah Late Charge Grace Period Testing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
8391769062	XXXXXXXXXX	XXXXXXXXXX	MS	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
8798406999	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2001	10/XX/2001	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2001, prior to three (3) business days from transaction date of 11/XX/2001.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided					-
5430381858	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	Disclosed payment on Note of $1083.93 does not correspond with the loan amount, loan term, and interest rate on the loan.		B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
8408329310	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2004	2/XX/2004	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR Indeterminable
9636120727	XXXXXXXXXX	XXXXXXXXXX	SC	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,125.68 is underdisclosed from calculated Finance Charge of $342,169.44 in the amount of $43.76.
																		State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - FACTA Disclosure Missing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
6111099265	XXXXXXXXXX	XXXXXXXXXX	WA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
8898224409	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
9408090688	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test					-
4795329889	XXXXXXXXXX	XXXXXXXXXX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $439,735.65 is underdisclosed from calculated Finance Charge of $465,625.87 in the amount of $25,890.22.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
7620707438	XXXXXXXXXX	XXXXXXXXXX	NY	3/XX/2006	2/XX/2006	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR Indeterminable
6368680429	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.08000% is underdisclosed from calculated APR of 9.34516% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $645,117.84 is underdisclosed from calculated Finance Charge of $968,712.85 in the amount of $323,595.01.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing					-
3099335674	XXXXXXXXXX	XXXXXXXXXX	OR	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
2662360060	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - FACTA Disclosure Missing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
7977992457	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,221.61 is underdisclosed from calculated Finance Charge of $234,529.02 in the amount of $4,307.41.
																		Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test					-
2818776595	XXXXXXXXXX	XXXXXXXXXX	AL	4/XX/2005	3/XX/2005	Investment	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3335129620	XXXXXXXXXX	XXXXXXXXXX	MN	11/XX/2008	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - (State HPML Provision) Minnesota Subprime Loan (Impermissible Prepayment Penalty): Minnesota Subprime Loan: Mortgage loan contains an impermissible prepayment penalty.
[C] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 11.43306% or Final Disclosure APR of 11.46000% is in excess of allowable threshold of USTreasury 3.4700% + 3%, or 6.47000%.  Non-Compliant Subprime Loan.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application)
State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing
State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)
State Compliance - (State HPML Provision) Minnesota Subprime Loan (Impermissible Prepayment Penalty)

SELLER - GENERAL COMMENT (2020-06-12): Agree:  Loan exceeds MN subprime rate thresholds.
SELLER - GENERAL COMMENT (2020-06-11): Disagree:  At time of origination, XXXXXXXXXXXXXX, NA was a federal bank and state prepay penalties were preempted by federal laws.
REVIEWER - GENERAL COMMENT (2020-06-11): Preemption does not or may not transfer to the assignee.
SELLER - GENERAL COMMENT (2020-06-15): XX unable to assess assignee liability

GENERAL COMMENT (2020-06-11): Disagree:  At time of origination, XXX, NA was a federal bank and state prepay penalties were preempted by federal laws.

GENERAL COMMENT (2020-06-12): Agree:  Loan exceeds MN subprime rate thresholds.

GENERAL COMMENT (2020-06-15): 6/14/2020:  XXX unable to assess assignee liability
State - NC
8817747212	XXXXXXXXXX	XXXXXXXXXX	OH	11/XX/2003	10/XX/2003	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.
																		State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.					-
5965470929	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR Indeterminable
3137557851	XXXXXXXXXX	XXXXXXXXXX	IA	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $363,984.88 is underdisclosed from calculated Finance Charge of $364,053.05 in the amount of $68.17.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7910352063	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2012	9/XX/2012	Primary	Purchase					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
[B] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date
Federal Compliance - Missing Initial Loan Application Test
-
2668760254	XXXXXXXXXX	XXXXXXXXXX	VA	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
-
7643950568	XXXXXXXXXX	XXXXXXXXXX	SC	11/XX/2006	11/XX/2006	Primary	Purchase					B	B	B	B	B	[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
SELLER - GENERAL COMMENT (2020-06-09): 6/9/2020: Lender is XXX organized under laws of Texas.   Did not locate complaint disclosure.   XXX Legal interprets this requirement to be limited to real estate brokers.
(3) “Broker” or “mortgage broker” means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) “Lender” includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) “Originator” or “loan originator” means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20
SELLER - GENERAL COMMENT (2020-06-09): Agreed: Did not locate disclosure
REVIEWER - GENERAL COMMENT (2020-06-10): "Based on SC Code § 37-23, the originator shall provide the complaint disclosure. The originator means an employee of the mortgage lender. The lender definition was defined to ensure a mortgage broker in a table-funded transaction is included in the standard definition of lender. This supports why the definition reads "…includes, but is not limited to, a mortgage broker"". Therefore, on retail transactions, the lender is the originator.

Section 37-23-70(D)
At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator.

Section 37-23-20(12)
""Originator"" or ""loan originator"" means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.

Section 37-23-20(10)
""Lender"" includes, but is not limited to, a mortgage broker originating a loan in a table-funded loan transaction in which the broker is identified as the original payee of the note.

"

GENERAL COMMENT (2020-06-09): 6/9/2020: Lender is XXX organized under laws of Texas.   Did not locate complaint disclosure.   XXX Legal interprets this requirement to be limited to real estate brokers.
(3) “Broker” or “mortgage broker” means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) “Lender” includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) “Originator” or “loan originator” means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20

GENERAL COMMENT (2020-06-09): Agreed: Did not locate disclosure
-
5043834968	XXXXXXXXXX	XXXXXXXXXX	MN	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 9.12798% or Final Disclosure APR of 9.14000% is in excess of allowable threshold of USTreasury 4.7200% + 3%, or 7.72000%.  Compliant Subprime Loan.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
																			SELLER - GENERAL COMMENT (2020-06-09): Agree with Investor: Minnesota Subprime (APR Exceeds Subprime Threshold)	GENERAL COMMENT (2020-06-09): Agree with Investor: Minnesota Subprime (APR Exceeds Subprime Threshold)			-
4536172222	XXXXXXXXXX	XXXXXXXXXX	SC	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing
SELLER - GENERAL COMMENT (2020-06-09): 6/9/2020: Lender is XXX Ltd organized under laws of Texas.   Did not locate complaint disclosure.   XXX Legal interprets this requirement to be limited to real estate brokers.
(3) “Broker” or “mortgage broker” means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) “Lender” includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) “Originator” or “loan originator” means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20
SELLER - GENERAL COMMENT (2020-06-09): Agreed: Did not locate disclosure
REVIEWER - GENERAL COMMENT (2020-06-10): "Based on SC Code § 37-23, the originator shall provide the complaint disclosure. The originator means an employee of the mortgage lender. The lender definition was defined to ensure a mortgage broker in a table-funded transaction is included in the standard definition of lender. This supports why the definition reads "…includes, but is not limited to, a mortgage broker"". Therefore, on retail transactions, the lender is the originator.

Section 37-23-70(D)
At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator.

Section 37-23-20(12)
""Originator"" or ""loan originator"" means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.

Section 37-23-20(10)
""Lender"" includes, but is not limited to, a mortgage broker originating a loan in a table-funded loan transaction in which the broker is identified as the original payee of the note.

"

GENERAL COMMENT (2020-06-09): 6/9/2020: Lender is XXX organized under laws of Texas.   Did not locate complaint disclosure.   XXX Legal interprets this requirement to be limited to real estate brokers.
(3) “Broker” or “mortgage broker” means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) “Lender” includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) “Originator” or “loan originator” means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20

GENERAL COMMENT (2020-06-09): Agreed: Did not locate disclosure
-
8366799743	XXXXXXXXXX	XXXXXXXXXX	SC	12/XX/2006	10/XX/2006	Primary	Purchase					B	B	B	B	B	[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
SELLER - GENERAL COMMENT (2020-06-09): 6/9/2020: Lender is XXX organized under laws of Texas.   Did not locate complaint disclosure.   XXX Legal interprets this requirement to be limited to real estate brokers.
(3) “Broker” or “mortgage broker” means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) “Lender” includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) “Originator” or “loan originator” means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20
SELLER - GENERAL COMMENT (2020-06-09): Agreed: Did not locate disclosure
REVIEWER - GENERAL COMMENT (2020-06-10): "Based on SC Code § 37-23, the originator shall provide the complaint disclosure. The originator means an employee of the mortgage lender. The lender definition was defined to ensure a mortgage broker in a table-funded transaction is included in the standard definition of lender. This supports why the definition reads "…includes, but is not limited to, a mortgage broker"". Therefore, on retail transactions, the lender is the originator.

Section 37-23-70(D)
At the time of application for a mortgage loan, the mortgage broker, originator, or employee shall provide the borrower with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan, with the telephone number and address of the agency. The consumer shall sign a copy of the document acknowledging receipt of this disclosure and the copy must be maintained in the files of the mortgage broker or originator.

Section 37-23-20(12)
""Originator"" or ""loan originator"" means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.

Section 37-23-20(10)
""Lender"" includes, but is not limited to, a mortgage broker originating a loan in a table-funded loan transaction in which the broker is identified as the original payee of the note.

"

GENERAL COMMENT (2020-06-09): 6/9/2020: Lender is XXX organized under laws of Texas.   Did not locate complaint disclosure.   XXX Legal interprets this requirement to be limited to real estate brokers.
(3) “Broker” or “mortgage broker” means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) “Lender” includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) “Originator” or “loan originator” means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20

GENERAL COMMENT (2020-06-09): Agreed: Did not locate disclosure
-
6917412177	XXXXXXXXXX	XXXXXXXXXX	GA	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,313.91 is underdisclosed from calculated Finance Charge of $99,647.17 in the amount of $333.26.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
7808154468	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application					-
6449635289	XXXXXXXXXX	XXXXXXXXXX	MA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					C	C	C	C	C
[C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Massachusetts Home Loan: Unable to determine if mortgage loan was refinanced within 60 months without providing a tangible net benefit to the borrower due to missing prior loan information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test
																			SELLER - GENERAL COMMENT (2020-06-09): Disagree with investor. Please see attached MA Statement of Borrower's Interest.	GENERAL COMMENT (2020-06-09): Disagree with investor. Please see attached MA Statement of Borrower's Interest.			State - NC
7623133558	XXXXXXXXXX	XXXXXXXXXX	VA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,510.09 is underdisclosed from calculated Finance Charge of $263,673.04 in the amount of $3,162.95.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
6518072943	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2008	3/XX/2008	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR Indeterminable
3960595463	XXXXXXXXXX	XXXXXXXXXX	AZ	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.90000% is underdisclosed from calculated APR of 7.18690% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,682.93 is underdisclosed from calculated Finance Charge of $295,329.74 in the amount of $21,646.81.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test					-
3873185103	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
4591151064	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2006	6/XX/2006	Second Home	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
9889245573	XXXXXXXXXX	XXXXXXXXXX	GA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
2837833846	XXXXXXXXXX	XXXXXXXXXX	NC	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,185.20 is underdisclosed from calculated Finance Charge of $82,361.70 in the amount of $176.50.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
-
1459194057	XXXXXXXXXX	XXXXXXXXXX	MD	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-15): Unable to procure-XXX1 not signed. Settlement Agent only keeps records 7 yrs	GENERAL COMMENT (2020-06-15): Unable to procure-HUD1 not signed. Settlement Agent only keeps records 7 yrs		Yes	TR HUD Deficiency
4484151749	XXXXXXXXXX	XXXXXXXXXX	ID	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Idaho Prepayment Penalty State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8713480331	XXXXXXXXXX	XXXXXXXXXX	CT	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing

SELLER - GENERAL COMMENT (2020-06-19): Unable to procure. Unable to locate a signed Final XXX-1 with the correct loan amount. SA only keeps records for 5 years.
SELLER - GENERAL COMMENT (2020-06-22): 6/9 Unable to procure. Unable to locate a signed Final XXX-1 with the correct loan amount. SA only keeps records for 5 years.

GENERAL COMMENT (2020-06-19): Unable to procure. Unable to locate a signed Final HUD-1 with the correct loan amount. SA only keeps records for 5 years.

GENERAL COMMENT (2020-06-22): 6/9 Unable to procure. Unable to locate a signed Final HUD-1 with the correct loan amount. SA only keeps records for 5 years.
																						Yes	TR Indeterminable
3236266929	XXXXXXXXXX	XXXXXXXXXX	NY	10/XX/2008	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Compliant): New York Subprime Loan: Counseling Disclosure not compliant.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days): New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.
[B] State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 12.08883% or Final Disclosure APR of 12.11000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.08000 + 1.75%, or 7.83000%.  Non-Compliant SubPrime Loan.
[B] State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): Unable to test disclosure of taxes and insurance due to missing information.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.

State Compliance - Not provided at application
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
State Compliance - (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided)
State Compliance - New York Subprime Home Loan Threshold Fixed Non-Compliant
State Compliance - (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Compliant)
State Compliance - (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified)
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - FACTA Disclosure Missing

SELLER - GENERAL COMMENT (2020-06-12): Agree:  Unable to locate Counseling disclosure
SELLER - GENERAL COMMENT (2020-06-12): Agree:  Unable to locate Notice of Taxes and Insurance
SELLER - GENERAL COMMENT (2020-06-12): Agree with Investor.  New York Subprime Loan: Final Disclosure APR of 12.11000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.00000 + 1.75%, or 7.75000%.
SELLER - GENERAL COMMENT (2020-06-12): Agree:  Unable to locate Counseling disclosure
SELLER - GENERAL COMMENT (2020-06-12): "Disagree:  W2 and  cash flow analysis in file.
XXXXXXXXXXXXXX, N.A."
REVIEWER - GENERAL COMMENT (2020-06-12): Agree the W2 and Cash Flow Analysis is in the file, however the Verification of Employment is missing so exception will remain.
SELLER - GENERAL COMMENT (2020-06-16): Agree, no VOE in file
SELLER - GENERAL COMMENT (2020-06-17): Agree, no VOE in file

GENERAL COMMENT (2020-06-12): "Disagree:  W2 and  cash flow analysis in file.
XXX, N.A."

GENERAL COMMENT (2020-06-12): Agree:  Unable to locate Counseling disclosure

GENERAL COMMENT (2020-06-12): Agree with Investor.  New York Subprime Loan: Final Disclosure APR of 12.11000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.00000 + 1.75%, or 7.75000%.

GENERAL COMMENT (2020-06-12): Agree:  Unable to locate Notice of Taxes and Insurance

GENERAL COMMENT (2020-06-12): Agree:  Unable to locate Counseling disclosure

GENERAL COMMENT (2020-06-16): 6/15/2020:  Agree, no VOE in file

GENERAL COMMENT (2020-06-17): 6/15/2020:  Agree, no VOE in file
-
8421535537	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
8327149385	XXXXXXXXXX	XXXXXXXXXX	NY	12/XX/2012	11/XX/2012	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[B] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[B] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[B] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[B] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[B] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TIL-MDIA - Initial TIL Missing
Federal Compliance - RESPA -  Initial GFE Missing
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate
Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate
Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date
Federal Compliance - SAFE Act - LO Company NMLS license status not approved
Federal Compliance - SAFE Act - Individual LO not licensed at time of application
Federal Compliance - SAFE Act - Individual LO NMLS license status not approved
Federal Compliance - SAFE Act - LO Company not licensed at time of application
Federal Compliance - Missing Initial Loan Application Test
-
7710666443	XXXXXXXXXX	XXXXXXXXXX	MA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
8671828790	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
2604945017	XXXXXXXXXX	XXXXXXXXXX	DE	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
1728839797	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.					-
7674427241	XXXXXXXXXX	XXXXXXXXXX	PA	7/XX/2007	6/XX/2007	Primary	Refinance UTD		[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	Disclosed payment on note of $1106.23 does not correspond with the loan amount, loan term and interest rate on the note.		D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-19): Unable to procure SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-No record of XXX and no procurement options	GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-No record of HUD and no procurement options		Yes	TR Indeterminable
8560839127	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2002	5/XX/2002	Primary	Purchase					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.

General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-19): Unable to procure SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-No record of XXX and no procurement options	GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-No record of HUD and no procurement options		Yes	TR Indeterminable
6992004998	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

SELLER - GENERAL COMMENT (2020-06-19): Unable to procure
SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-XXX1 not signed and loan amount doesn't match. Settlement Agent only keeps records 7 yrs
																				GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-HUD1 not signed and loan amount doesn't match. Settlement Agent only keeps records 7 yrs		Yes	TR HUD Deficiency
7760680209	XXXXXXXXXX	XXXXXXXXXX	NV	12/XX/2004	10/XX/2004	Investment	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																		Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	SELLER - GENERAL COMMENT (2020-06-09): Unable to procure Final XXX-1.	GENERAL COMMENT (2020-06-09): Unable to procure Final HUD-1.		No	TNR Testing Not Required
5360263015	XXXXXXXXXX	XXXXXXXXXX	NV	12/XX/2004	11/XX/2004	Investment	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																		Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	SELLER - GENERAL COMMENT (2020-06-09): Unable to procure Final XXX-1.	GENERAL COMMENT (2020-06-09): Unable to procure Final HUD-1.		No	TNR Testing Not Required
4184612075	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,066,780.27 is underdisclosed from calculated Finance Charge of $1,116,770.24 in the amount of $49,989.97.

Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-04): Unable to procure	GENERAL COMMENT (2020-06-04): Unable to procure		Yes	TR HUD Deficiency
6572758937	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2005	11/XX/2005	Primary	Refinance UTD					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,382.52 is underdisclosed from calculated Finance Charge of $152,296.27 in the amount of $1,913.75.

Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-19): Unable to procure SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-No record of XXX and no procurement options	GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-No record of HUD and no procurement options		Yes	TR Indeterminable
2185548188	XXXXXXXXXX	XXXXXXXXXX	OH	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Ohio Standard Prepayment Penalty SMLA Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
6980197801	XXXXXXXXXX	XXXXXXXXXX	FL	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
7898183396	XXXXXXXXXX	XXXXXXXXXX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					A	A	A	A	A							-
9196154723	XXXXXXXXXX	XXXXXXXXXX	CA	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-19): Unable to procure SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 7 years.	GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 7 years.		Yes	TR HUD Deficiency
4384276225	XXXXXXXXXX	XXXXXXXXXX	NC	2/XX/2001	12/XX/2000	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,132.35 is underdisclosed from calculated Finance Charge of $342,167.65 in the amount of $35.30.	Federal Compliance - Final TIL Finance Charge Under Disclosed					-
8282948059	XXXXXXXXXX	XXXXXXXXXX	HI	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
9317512905	XXXXXXXXXX	XXXXXXXXXX	NV	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
5000805938	XXXXXXXXXX	XXXXXXXXXX	MA	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $663,960.25 is underdisclosed from calculated Finance Charge of $686,985.79 in the amount of $23,025.54.
																		Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test					-
5068458743	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2013	5/XX/2013	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.97078% or Final Disclosure APR of 5.06900% is in excess of allowable threshold of APOR 3.48% + 1.5%, or 4.98000%.  Non-Compliant Higher Priced Mortgage Loan.
[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2013, prior to three (3) business days from transaction date of 08/XX/2013.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA (2010) – Written Service Provider List Missing
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified)
Federal Compliance - Federal HPML 2009 Non Compliant

SELLER - GENERAL COMMENT (2020-06-11): "Disagree with Investor:  Final Disclosure APR of 5.06900% is within allowable threshold of APOR 4.43% + 1.5%, or 5.93%.   LSS Rate Lock Date 07/XX/2013.
"
REVIEWER - GENERAL COMMENT (2020-06-12): Evidence of the rate lock date is missing.  For HPML testing, a worst case date between App Date and Transaction Date were used for testing. Please provide evidence of Rate Lock Date.
SELLER - GENERAL COMMENT (2020-06-16): XX testing methodologies allows use of Loan Submission Summary (LSS) when Interest Rate Lock cannot be located in file.  Loan is not HPML based on XX testing.
REVIEWER - GENERAL COMMENT (2020-06-16): Evidence of the rate lock date is missing.  For HPML testing, a worst case date between App Date and Transaction Date were used for testing. Please provide evidence of Rate Lock Date.
SELLER - GENERAL COMMENT (2020-06-17): XX testing methodologies allows use of Loan Submission Summary (LSS) when Interest Rate Lock cannot be located in file.  Loan is not HPML based on XX testing.
SELLER - GENERAL COMMENT (2020-06-11): "Disagree with Investor:  Final Disclosure APR of 5.06900% is within allowable threshold of APOR 4.43% + 1.5%, or 5.93%.   LSS Rate Lock Date 07/XX/2013.
"
REVIEWER - GENERAL COMMENT (2020-06-12): Evidence of the rate lock date is missing.  For HPML testing, a worst case date between App Date and Transaction Date were used for testing. Please provide evidence of Rate Lock Date.
SELLER - GENERAL COMMENT (2020-06-16): XX testing methodologies allows use of Loan Submission Summary (LSS) when Interest Rate Lock cannot be located in file.  Loan is not HPML based on XX testing.
REVIEWER - GENERAL COMMENT (2020-06-16): Evidence of the rate lock date is missing.  For HPML testing, a worst case date between App Date and Transaction Date were used for testing. Please provide evidence of Rate Lock Date.
SELLER - GENERAL COMMENT (2020-06-17): XX testing methodologies allows use of Loan Submission Summary (LSS) when Interest Rate Lock cannot be located in file.  Loan is not HPML based on XX testing.

GENERAL COMMENT (2020-06-11): "Disagree with Investor:  Final Disclosure APR of 5.06900% is within allowable threshold of APOR 4.43% + 1.5%, or 5.93%.   LSS Rate Lock Date 07/26/2013.
"

GENERAL COMMENT (2020-06-11): "Disagree with Investor:  Final Disclosure APR of 5.06900% is within allowable threshold of APOR 4.43% + 1.5%, or 5.93%.   LSS Rate Lock Date 07/26/2013.
"

GENERAL COMMENT (2020-06-16): 6/15/2020:  XXX testing methodologies allows use of Loan Submission Summary (LSS) when Interest Rate Lock cannot be located in file.  Loan is not HPML based on XXX testing.

GENERAL COMMENT (2020-06-16): 6/15/2020:  XXX testing methodologies allows use of Loan Submission Summary (LSS) when Interest Rate Lock cannot be located in file.  Loan is not HPML based on XXX testing.

GENERAL COMMENT (2020-06-17): 6/15/2020:  XXX testing methodologies allows use of Loan Submission Summary (LSS) when Interest Rate Lock cannot be located in file.  Loan is not HPML based on XXX testing.

GENERAL COMMENT (2020-06-17): 6/15/2020:  XXX testing methodologies allows use of Loan Submission Summary (LSS) when Interest Rate Lock cannot be located in file.  Loan is not HPML based on XXX testing.
-
6664430439	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.82400% is underdisclosed from calculated APR of 7.21319% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $564,303.95 is underdisclosed from calculated Finance Charge of $605,608.05 in the amount of $41,304.10.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - TIL APR Tolerance Irregular Transaction
Federal Compliance - ARM Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-19): Unable to procure SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 7 years.	GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 7 years.		Yes	TR HUD Deficiency
2774390722	XXXXXXXXXX	XXXXXXXXXX	VA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
-
2411244855	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
6031570571	XXXXXXXXXX	XXXXXXXXXX	WA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-19): Unable to procure SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 7 years.	GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 7 years.		Yes	TR HUD Deficiency
3370529915	XXXXXXXXXX	XXXXXXXXXX	PA	6/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7071149743	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing

SELLER - GENERAL COMMENT (2020-06-19): Unable to procure
SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Unable to located signed Settlement Statement. Settlement Agent is out of business.
																				GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Unable to located signed Settlement Statement. Settlement Agent is out of business.		Yes	TR HUD Deficiency
3769942713	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2008	3/XX/2008	Primary	Purchase		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.

Federal Compliance - CHARM Booklet Disclosure Status
State Compliance - California Prepayment Penalty ARM Test
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-19): Unable to procure SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 5 years.	GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 5 years.		No	TNR Testing Not Required
5396559317	XXXXXXXXXX	XXXXXXXXXX	CO	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

Federal Compliance - Disbursement Date Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing

SELLER - GENERAL COMMENT (2020-06-19): Unable to procure
SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement is cutoff omitting pertinent information. Unable to procure SA phone disconnected.

GENERAL COMMENT (2020-06-19): Unable to procure

GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement is cutoff omitting pertinent information. Unable to procure SA phone disconnected.
																						Yes	TR Indeterminable
3700480140	XXXXXXXXXX	XXXXXXXXXX	NV	10/XX/2007	9/XX/2007	Primary	Refinance Rate/Term		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			C	C	C	C	C
[C] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
Federal Compliance - Missing Initial Loan Application Test State Compliance - Nevada Home Loan (Ability to Repay not Verified)
SELLER - GENERAL COMMENT (2020-06-11): Original loan was XXX loan completed in 10/2007. Then a modification was done in 2011, both sets of docs are in the file. Addressing the original loan - UW worksheet supports approval due to: good re-established credit, time in property, job stability, loan lowers mortg payments putting her in better financial position.
REVIEWER - GENERAL COMMENT (2020-06-11): Exception stands.  Loan was approved with stated income and assets, verifications of employment, income, assets and obligations not provided.

GENERAL COMMENT (2020-06-11): Original loan was XXX loan completed in 10/2007. Then a modification was done in 2011, both sets of docs are in the file. Addressing the original loan - UW worksheet supports approval due to: good re-established credit, time in property, job stability, loan lowers mortg payments putting her in better financial position.
State - NC
6106059428	XXXXXXXXXX	XXXXXXXXXX	WA	7/XX/2005	6/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application Test					-
8291219763	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2007	12/XX/2007	Second Home	Refinance Cash-out - Other					B	B	B	B	B	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing					-
5772505787	XXXXXXXXXX	XXXXXXXXXX	FL	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test					-
4732597994	XXXXXXXXXX	XXXXXXXXXX	OH	8/XX/2005	7/XX/2005	Primary	Purchase					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,984.01 is underdisclosed from calculated Finance Charge of $125,217.75 in the amount of $233.74.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test					-
4820786342	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other					D	D	D	D	D
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Closing / Title - Missing Document: HUD-1 Addendum not provided
																			SELLER - GENERAL COMMENT (2020-06-19): Unable to procure SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 7 years.	GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Settlement Statement on file is unsigned. SA only keeps records for 7 years.		Tested	TR Tested
4539766799	XXXXXXXXXX	XXXXXXXXXX	MA	1/XX/2014	11/XX/2013	Primary	Refinance Rate/Term					B	B	B	B	B
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: -
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided
State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)
State Compliance - Massachusetts Late Charge Percent Testing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - FACTA Disclosure Missing
																			SELLER - GENERAL COMMENT (2020-06-12): Agree: Lender is XXXXXXXXXXXXXX, NA. Massachusetts worksheet refinance missing from file.	GENERAL COMMENT (2020-06-12): Agree: Lender is XXX, NA. Massachusetts worksheet refinance missing from file.			-
8963738033	XXXXXXXXXX	XXXXXXXXXX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.58600% is underdisclosed from calculated APR of 6.89514% outside of 0.125% tolerance.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $497,385.19 is underdisclosed from calculated Finance Charge of $527,089.17 in the amount of $29,703.98.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).

Federal Compliance - TIL APR Tolerance Irregular Transaction
Federal Compliance - RTC printed expiration date 01/XX/2006 with signature date 01/XX/2006.
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing

SELLER - GENERAL COMMENT (2020-06-19): Unable to procure
SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Unable to located signed Settlement Statement. Settlement Agent only keeps records for 5 years.
																				GENERAL COMMENT (2020-06-19): Unable to procure GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-Unable to located signed Settlement Statement. Settlement Agent only keeps records for 5 years.		Yes	TR Indeterminable
7411279755	XXXXXXXXXX	XXXXXXXXXX	CT	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Connecticut Prepayment Penalty Test Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
7713543197	XXXXXXXXXX	XXXXXXXXXX	IN	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing					-
3376850161	XXXXXXXXXX	XXXXXXXXXX	NM	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___			B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - (Missing Data) Last Rate Set Date Federal Compliance - FACTA Disclosure Missing					-
7402336611	XXXXXXXXXX	XXXXXXXXXX	AL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
2053528384	XXXXXXXXXX	XXXXXXXXXX	LA	2/XX/2003	1/XX/2003	Primary	Refinance Cash-out - Debt Consolidation					B	B	B	B	B
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003.
																		Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Test Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
8258168864	XXXXXXXXXX	XXXXXXXXXX	NC	2/XX/2001	1/XX/2001	Primary	Refinance Rate/Term					B	B	B	B	B	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. [B] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.	State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty) Federal Compliance - Missing Initial Loan Application Test
SELLER - GENERAL COMMENT (2020-06-16): Disagree:  Prepay penalty is limited to 30 months and 1%; does not exceeds 40 months and/or 2%.  (24-1.1E(a)(6)(c). § 24-1.1E.  Restrictions and limitations on high-cost home loans. C..  If the loan is a closed-end loan, the loan documents permit the lender to charge or collect prepayment fees or penalties more than 30 months after the loan closing or which exceed, in the aggregate, more than two percent (2%) of the amount prepaid.
REVIEWER - GENERAL COMMENT (2020-06-16): "Note, exception cited is for violation of general state prepayment penalty restriction, see citation below. (not the high cost prepayment penalty threshold or provision under 24-1.1E). As such, exception is reported as an EV2-B as prepay period has expired.

NC § 24-1.1A (b)(1) ""Except as provided in subdivision (1) of this subsection, a lender and a borrower may agree on any terms as to the prepayment of a home loan.
(1)        No prepayment fees or penalties shall be contracted by the borrower and lender with respect to any home loan in which: (i) the principal amount borrowed is one hundred fifty thousand dollars ($150,000) or less, (ii) the borrower is a natural person, (iii) the debt is incurred by the borrower primarily for personal, family, or household purposes, and (iv) the loan is secured by a first mortgage or first deed of trust on real estate upon which there is located or there is to be located a structure or structures designed principally for occupancy of from one to four families which is or will be occupied by the borrower as the borrower's principal dwelling.""  Subject loan amount is $76,000.00, therefore violates the state restriction that does not allow any PPP to be charged when the loan amount is less than $150,000. "
SELLER - GENERAL COMMENT (2020-06-19): NC Rate Spread <$300,000, Prepay does not exceed 30 months and 2%. (24-1.1E(a)(6)(c). § 24-1.1E.  Restrictions and limitations on high-cost home loans. C.. If the loan is a closed-end loan, the loan documents permit the lender to charge or collect prepayment fees or penalties more than 30 months after the loan closing or which exceed, in the aggregate, more than two percent (2%) of the amount prepaid.
REVIEWER - GENERAL COMMENT (2020-06-19): "This exception is firing as a result of the NC Consumer Home Loan test which is applicable to ""consumer home loans"" defined as a loan in which (1) The borrower is a natural person; (2) The debt is incurred by the borrower primarily for personal, family or household purposes; and (3) The loan is secured by a 1-4 family residence that is or will become the borrower's principal dwelling.

NC General Statutes § 24-1.1A (b)(1) states that ""No prepayment fees or penalties shall be contracted by the borrower and lender with respect to any home loan in which:  the principal amount borrowed is one hundred fifty thousand dollars ($150,000) or less, (ii) the borrower is a natural person, (iii) the debt is incurred by the borrower primarily for personal, family, or household purposes, and (iv) the loan is secured by a first mortgage or first deed of trust on real estate upon which there is located or there is to be located a structure or structures designed principally for occupancy of from one to four families which is or will be occupied by the borrower as the borrower's principal dwelling."" Subject loan amount is $76,000."

GENERAL COMMENT (2020-06-16): Disagree:  Prepay penalty is limited to 30 months and 1%; does not exceeds 40 months and/or 2%.  (24-1.1E(a)(6)(c). § 24-1.1E.  Restrictions and limitations on high-cost home loans. C..  If the loan is a closed-end loan, the loan documents permit the lender to charge or collect prepayment fees or penalties more than 30 months after the loan closing or which exceed, in the aggregate, more than two percent (2%) of the amount prepaid.

GENERAL COMMENT (2020-06-19): 6/18/2020: NC Rate Spread <$300,000, Prepay does not exceed 30 months and 2%. (24-1.1E(a)(6)(c). § 24-1.1E.  Restrictions and limitations on high-cost home loans. C.. If the loan is a closed-end loan, the loan documents permit the lender to charge or collect prepayment fees or penalties more than 30 months after the loan closing or which exceed, in the aggregate, more than two percent (2%) of the amount prepaid.
-
6860241317	XXXXXXXXXX	XXXXXXXXXX	CO	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term					D	D	D	D	D
[D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.

Federal Compliance - Final TIL Estimated
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing
																			SELLER - GENERAL COMMENT (2020-06-15): Unable to procure-XXX not signed. Loan is from 2003 and has limited documentation. Unable to procure from SA.	GENERAL COMMENT (2020-06-15): Unable to procure-HUD not signed. Loan is from 2003 and has limited documentation. Unable to procure from SA.		Yes	TR HUD Deficiency
1698135419	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2005	7/XX/2005	Second Home	Refinance Cash-out - Other					B	B	B	B	B
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																		Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing					-
5874079808	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2016	6/XX/2016	Primary	Purchase	Non QM				C	C	C	C	C
[C] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $65.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Not listed on the Initial LE.
Federal Compliance - Not listed on the Initial LE
Federal Compliance - Initial CD provided 7/XX/2016
Federal Compliance - Borrower recieves other income paid by a Casino of $9000 per month.  distribution/annuity income or other income requires signed tax returns or transcripts.
Federal Compliance - Unknown Loan Designation Test

SELLER - GENERAL COMMENT (2020-06-16): ATR adequately supported. Tax returns not required. Sufficient documentation attached to verify monthly Per Capita of $9k.
REVIEWER - GENERAL COMMENT (2020-06-16): Exception is due to unknown Loan Designation. Please provide the Lender's loan designation at the time of the loan closing.
																				GENERAL COMMENT (2020-06-16): ATR adequately supported. Tax returns not required. Sufficient documentation attached to verify monthly Per Capita of $9k.			TILA ATR/QM
1503605905	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2017	6/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	[B] Credit Documentation - Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: -			B	B	B	B	B
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $23.94 exceeds tolerance of $15.00.  Sufficient or excess cure was provided to the borrower at Closing.
																		Federal Compliance - Sufficient cure provided for overage, credit report fee increased without VCC. Federal Compliance - 8/XX/17 and 9/XX/17 LEs issued after initial CD dated 8/XX/17. Federal Compliance - 8/XX/17 and 9/XX/17 LEs issued after initial CD dated 8/XX/17.	REVIEWER - CURED COMMENT (2020-05-26): Sufficient Cure Provided At Closing				-
9371792343	XXXXXXXXXX	XXXXXXXXXX	NC	3/XX/2016	1/XX/2016	Primary	Purchase	Non QM
[C] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  ___ is less than Cash From Borrower ___.
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Government Documentation - FHA - Important Notice to Homebuyer (92900-B) was not provided within three days of the application date.: -
[C] Government Documentation - FHA - Real Estate Certification is not compliant.: -
[C] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.: -
[C] Income Documentation - REO Documents are missing.: -
										Loan was underwritten as an XXX file HOA verification was not provided. Prior transfer to HUD. Missing documentation for payoff of debt (omitted). Final CD indicates debt paid at closing.	REVIEWER - GENERAL COMMENT (2020-06-10): Please provide the actual AUS for submission #28, That matches the XXHM feedback cert.	C	C	C	C	C
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[C] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by XXX.
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[B] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $33.00 exceeds tolerance of $11.00.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $635.00 exceeds tolerance of $535.00.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
Federal Compliance - Initial CD 03/XX/16, LE provided 03/XX/16
Federal Compliance - not found
Federal Compliance - not found
Federal Compliance - not found
																			REVIEWER - CURED COMMENT (2020-05-26): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2020-05-26): Sufficient Cure Provided At Closing				TILA ATR/QM
5501975712	XXXXXXXXXX	XXXXXXXXXX	MA	11/XX/2017	10/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B	[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. [B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - The most recent LE reflects Appraisal Re-inspection fee of $0; the Final CD reflects $145. Missing proof of valid change, insufficient or no cure was provided to the borrower. Federal Compliance - Evidence of earlier borrower receipt was not found in the file.					-
3090251891	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2014	3/XX/2014	Primary	Purchase	Safe Harbor QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.

Federal Compliance - Right to Receive Appraisal Report Disclosure is not dated. Unable to determine when it was provided.
Federal Compliance - Missing evidence of HUD Settlement Cost Booklet provided to Borrower.
Federal Compliance - GFE is Dated 3/XX/2014, estimate is available through 3/XX/2014, less than 10 business days.
Federal Compliance - Unknown Loan Designation Test
TILA ATR/QM
1517447010	XXXXXXXXXX	XXXXXXXXXX	NC	5/XX/2019	3/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	[C] Income Documentation - Income Docs Missing:: -	Missing VVOE within 10 days of the Note date.		B	B	B	B	B
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $142.00 exceeds tolerance of $90.00 plus 10% or $99.00.  Sufficient or excess cure was provided to the borrower.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $730.00 exceeds tolerance of $550.00.  Sufficient or excess cure was provided to the borrower.
																		Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure State Compliance - North Carolina First Lien Late Charge Percent Testing	REVIEWER - CURED COMMENT (2020-05-22): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2020-05-22): Sufficient Cure Provided within 60 Days of Closing				-
8128214709	XXXXXXXXXX	XXXXXXXXXX	KS	9/XX/2016	8/XX/2016	Primary	Purchase	Non QM				C	C	C	C	C
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - Amount Financed Discrepancy Test: Amount Financed Discrepancy (Elevate to Compliance for Review):  Calculated Amount Financed (OPB-PPFC on Closing Disclosure) does not match XXX Calculated Amount Financed.
[B] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on 09/XX/2016 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation

Federal Compliance - Final Closing Disclosure disclosed an  Amount Financed of $313,547.21. Calculated Amount Financed is $321,095.90.
Federal Compliance - Corrected Closing Disclosure dated 09/XX/2016 disclosed a change in APR, loan product or addition of prepayment penalty however, file is missing evidence this Closing Disclosure was received by borrower at least 3 business days prior to closing.
Federal Compliance - Final DU dated 09/XX/2016 returned a Recommendation of Approve/Ineligible due to a DTI of 60.82%. Calculated DTI is 51.96% which renders the subject loan ineligible for delivery to XXXXXXXXXXXXXX.
Federal Compliance - File is missing a Compliance Report or High Cost Analysis therefore, the subject loan designation cannot be verified.
TILA ATR/QM
8601650391	XXXXXXXXXX	XXXXXXXXXX	NY	1/XX/2016	11/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2016, prior to three (3) business days from transaction date of 01/XX/2016.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 16,032.84 on Final Closing Disclosure provided on 01/XX/2016 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2016 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2016 contains a payment schedule that does not match the term on the loan.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-93.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-168.00.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $730.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Condition Report.  Fee Amount of $50.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - No documentation supporting date when rate lock extension occurred to determine if revised LE was issued timely to permit rebaseline.
Federal Compliance - Final CD should be 1-7-2016
Federal Compliance - Final CD should be 1-7-2016
Federal Compliance - Final CD should be 1-7-2016
Federal Compliance - .
Federal Compliance - Initial LE did not disclose the 25.00 Fee for Appraisal Desk Review Fee.  Cure provided on post close CD was 115.70, no COC was provided
Federal Compliance - initial LE did not disclose a Property condition report fee of 50.00, no cure or COC was provided
Federal Compliance - Bank counts Saturday as recission day, which is the correct day for the expiration date of 1-16-16
Federal Compliance - form appears to be an H8 form
Federal Compliance - Transaction date was 01-XX-2016, disbursement date is 01-XX-2016, due to 1-18 being a National Holiday
Federal Compliance - The Post closing CD is correct, 1-13 CD has 1544.07 for escrows which should be 1353.63
State Compliance - Note states late charge will not exceed maximum amount by law
																			REVIEWER - GENERAL COMMENT (2020-06-10): Previous lender per title commitment and Note from 2010 is XXXXXXXXXXXXXX, N.A. Lender on Note is XXXXXXXXXXXXXX, N.A. H-8 RTC form was used. H-9 should have been used due to same lender.				-
4474136070	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2014	8/XX/2014	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)
[C] Mortgage / Program Eligibility - AUS Findings: Investor qualifying housing ratio discrepancy.: Calculated investor qualifying housing ratio of ___ exceeds AUS housing ratio of ___.
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Application / Processing - Missing Valuation:: -
Rounding up $280,000.00 insufficient to cover 80% of stated value. $280,000.00 dwelling sufficient to cover $232,790.00 loan amount.
SELLER - GENERAL COMMENT (2020-06-14): PITI $1511.56 /XX/Asset file, income used is stated no documents required. Decision results in file confirm, see attached.
REVIEWER - GENERAL COMMENT (2020-06-14): Discrepancy is due to the difference in real estate taxes. The lender used.$313.51/XX/month. Condition remains.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - Lender's loan designation was not included in the loan file. Please provide the loan designation for the loan at the time of closing. This may cure ATR issues. Once received, compliance can be re-ran to determine viability of exceptions.

GENERAL COMMENT (2020-06-14): PITI $1511.56 / Total monthly income $7083 = 21.34%. Loan was No Income/Asset file, income used is stated no documents required. Decision results in file confirm, see attached.
TILA ATR/QM
4985806865	XXXXXXXXXX	XXXXXXXXXX	AR	11/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Non QM
[C] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds AUS high loan to value percentage of ___
[C] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds AUS combined loan to value percentage of ___.
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds AUS loan to value percentage of ___.

Per Guidance From UWQ loan is designated as UTD as file needs MI, Loan came in with value of 86k, however final cd was put as 90k, no documentation in file to support 90k value.
Per Guidance From UWQ loan is designated as UTD as file needs MI, Loan came in with value of 86k, however final cd was put as 90k, no documentation in file to support 90k value.
Per Guidance From UWQ loan is designated as UTD as file needs MI, Loan came in with value of 86k, however final cd was put as 90k, no documentation in file to support 90k value.
												C	C	C	C	C
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.

Federal Compliance - Per Guidance From UWQ loan is designated as UTD as file needs MI, Loan came in with value of 86k, however final cd was put as 90k, no documentation in file to support 90k value.
Federal Compliance - Per Guidance From UWQ loan is designated as UTD as file needs MI, Loan came in with value of 86k, however final cd was put as 90k, no documentation in file to support 90k value.
TILA ATR/QM
9251501012	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2019	6/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	[C] Mortgage / Program Eligibility - Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.: - [C] Income Documentation - REO Documents are missing.: -	Appraisal indicates the collateral property is tenant occupied but application indicates the property is the primary residence.		B	B	B	B	B	[B] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - The initial escrow account statement indicates an initial deposit of $959.24, while the post close CD indicates $1,193.02 Application / Processing - Missing Document: Missing Lender's Initial 1003					-
7280221145	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2016	8/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___			B	B	B	B	B
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $127.90  is less than amount of binding Lender Credit previously disclosed in the amount of $0.00.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $250.00 exceeds tolerance of $111.00 plus 10% or $122.10.  Insufficient or no cure was provided to the borrower.
																		Federal Compliance - Increase in fees of $250 exceeded 10% tolerance by $122.10 without a sufficient cure to the borrower. Federal Compliance - Initial CD did not list a Lender Credit for closing costs yet final CD reflected $127.90. Federal Compliance - Initial CD was not acknowledged as being received by the borrower 3 days prior to closing.					-
8261826072	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2018	10/XX/2018	Primary	Purchase	Higher Priced QM				B	B	B	B	B
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 4,550.76 on Final Closing Disclosure provided on 11/XX/2018 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $458.40 on Final Closing Disclosure provided on 11/XX/2018 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 11/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on 11/XX/2018 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $674.10 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Binding LE did not disclose Loan Discount Points of $674.10 disclosed on Final CD. Cure for 0% tolerance violation was not provided.
Federal Compliance - Evidence that borrower received copy of Corrected CD at least 3 business days prior to closing was not provided.
Federal Compliance - Evidence that borrower received copy of CD at least 3 business days prior to closing was not provided.
Federal Compliance - Evidence of Mortgage Insurance Certificate was not provided.
Federal Compliance - Evidence of Mortgage Insurance Certificate was not provided.
Federal Compliance - Evidence of Mortgage Insurance Certificate was not provided.
Federal Compliance - Evidence of Mortgage Insurance Certificate was not provided.
-
3502549966	XXXXXXXXXX	XXXXXXXXXX	MI	10/XX/2016	8/XX/2016	Primary	Refinance Cash-out - Home Improvement	HUD Rebuttable Presumption QM				C	C	C	B	B
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of HUD Rebuttable Presumption QM.
[B] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2016 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
[B] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2016 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,425.24 on Final Closing Disclosure provided on 10/XX/2016 not accurate.
[B] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on 10/XX/2016 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower at least four (4) business days prior to closing.
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2016 not received by borrower at least four (4) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $20.00 exceeds tolerance of $15.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $535.00 exceeds tolerance of $400.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $124.87 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $595.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $624.33 exceeds tolerance of $173.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Insufficient evidence to prove receipt by the borrower at least 4 business days prior to closing.
Federal Compliance - Insufficient evidence to prove receipt by the borrower at least 4 business days prior to closing.
Federal Compliance - Issue date was blank on the disclosure, no evidence of this disclosure being a draft disclosure or otherwise not having been provided to the borrower.
Federal Compliance - Issue date was blank on the disclosure, no evidence of this disclosure being a draft disclosure or otherwise not having been provided to the borrower.
Federal Compliance - Insufficient documentation showing rate lock date.
Federal Compliance - Disclosure provided on 08/XX/2016 was not signed by borrower.
Federal Compliance - Cure of $5.06 was disclosed on the Final Closing Disclosure, which is insufficient to cure the various 0% tolerance violations totaling $1311.20.
Federal Compliance - Cure of $5.06 was disclosed on the Final Closing Disclosure, which is insufficient to cure the various 0% tolerance violations totaling $1311.20.
Federal Compliance - Cure of $5.06 was disclosed on the Final Closing Disclosure, which is insufficient to cure the various 0% tolerance violations totaling $1311.20.
Federal Compliance - Cure of $5.06 was disclosed on the Final Closing Disclosure, which is insufficient to cure the various 0% tolerance violations totaling $1311.20.
Federal Compliance - Cure of $5.06 was disclosed on the Final Closing Disclosure, which is insufficient to cure the various 0% tolerance violations totaling $1311.20.
Federal Compliance - Not provided
State Compliance - Borrower acknowledged receipt of disclosure 10/XX/2016, which is the date of consummation.
Federal Compliance - Final Closing Disclosure disclosed Estimated Property Costs over Year 1 of $1425.24. Escrowed property costs are $118.69 per month, which equates to calculated Estimated Property Costs over Year 1 of $1424.28.
Federal Compliance - Per origination documentation, loan was originated as a HUD Safe Harbor QM which does not match the due diligence designation.
																			SELLER - GENERAL COMMENT (2020-06-12): Agree: APR exceeds HMPL thresholds. Unable to locate MI Home Loan toolkit in file.	GENERAL COMMENT (2020-06-12): Agree: APR exceeds HMPL thresholds. Unable to locate MI Home Loan toolkit in file.			TILA ATR/QM
6379387732	XXXXXXXXXX	XXXXXXXXXX	CA	6/XX/2019	4/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,500.92 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $4,035.48 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[B] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on 06/XX/2019 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $134.00 plus 10% or $147.40.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
Federal Compliance - Unable to locate a valid change of circumstance or a sufficient cure to the borrower.
Federal Compliance - No evidence of early receipt was located in the file
Federal Compliance - The lender calculated the escrows as $208.41/XX/month.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1
Federal Compliance - The lender calculated the escrows as $208.41/XX/month.
Federal Compliance - The lender calculated the escrows as $208.41/XX/month.
Federal Compliance - The lender calculated the escrows as $208.41/XX/month.
Federal Compliance - Unknown Loan Designation Test

SELLER - GENERAL COMMENT (2020-06-09): Disagree: The LE issued 5/XX/19 disclosed the addition of a Final Inspection fee in the amount of $145, with a valid change circumstance reason as final inspection required by Appraiser. Date of knowledge was 5/XX/19. Meets three day timing. Copy of changed circumstance is attached. Not a testing defect so no corrective action required.
REVIEWER - GENERAL COMMENT (2020-06-09): No COC was provided in the file or in trailing documents
SELLER - GENERAL COMMENT (2020-06-09): Disagree: The consummation CD issued 6/XX/19 disclosed an increase in the recording fees in the amount of $16, which exceeds the allowable tolerance by $2.60. An over tolerance credit in the amount of $2.60 is present in section J to cure the unacceptable increase in the 10% recording fees.
REVIEWER - GENERAL COMMENT (2020-06-09): No COC was provided in the file or in trailing documents
SELLER - GENERAL COMMENT (2020-06-09): Disagree: CD#010 was eDelivered on 6/XX/2019. CD#010 was opened and acknowledged by borrower on 6/XX/2019. XX considers in hand delivery and meets timing for 6/XX/2019 closing date. See attached document tracking.
REVIEWER - GENERAL COMMENT (2020-06-09): Document tracking was not provided please resend
REVIEWER - GENERAL COMMENT (2020-06-09): The final CD flood insurance collected for 12 months $688.63 or $57.39 per month. The Flood Insurance binder reflects a premium of $706.61 or $58.88 per month
SELLER - GENERAL COMMENT (2020-06-09): Disagree: Non-escrowed property costs over year 1 include HOA dues and monthly mortgage insurance. HOA dues per month $267 + monthly mortgage insurance $69.29 = $336.29 X 12 = $4035.48.
REVIEWER - GENERAL COMMENT (2020-06-09): Mortgage Insurance Certificate is missing from the loan file please provide to verify Non Escrow property costs
SELLER - GENERAL COMMENT (2020-06-09): Disagree: Manufactured home. Permanent foundation was installed which raised the assessed property value for projected future tax payments. Per tax cert in file annual tax amount at time of closing was $1,165.14, which aligns with a monthly tax escrow amount of $97.10 and a total monthly escrow amount of $208.41. Matches other escrow documentation in file.
REVIEWER - GENERAL COMMENT (2020-06-09): The final CD flood insurance collected for 12 months $688.63 or $57.39 per month. The Flood Insurance binder reflects a premium of $706.61 or $58.88 per month
SELLER - GENERAL COMMENT (2020-06-09): Disagree: Manufactured home. Permanent foundation was installed which raised the assessed property value for projected future tax payments. Per tax cert in file annual tax amount at time of closing was $1,165.14, which aligns with a monthly tax escrow amount of $97.10 and a total monthly escrow amount of $208.41. Matches other escrow documentation in file.
REVIEWER - GENERAL COMMENT (2020-06-09): The final CD flood insurance collected for 12 months $688.63 or $57.39 per month. The Flood Insurance binder reflects a premium of $706.61 or $58.88 per month
SELLER - GENERAL COMMENT (2020-06-09): Disagree: Manufactured home. Permanent foundation was installed which raised the assessed property value for projected future tax payments. Per tax cert in file annual tax amount at time of closing was $1,165.14, which aligns with a monthly tax escrow amount of $97.10 and a total monthly escrow amount of $208.41. Matches other escrow documentation in file.
REVIEWER - GENERAL COMMENT (2020-06-09): The final CD flood insurance collected for 12 months $688.63 or $57.39 per month. The Flood Insurance binder reflects a premium of $706.61 or $58.88 per month
REVIEWER - GENERAL COMMENT (2020-06-09): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.
REVIEWER - GENERAL COMMENT (2020-06-10): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.

GENERAL COMMENT (2020-06-09): Disagree: Manufactured home. Permanent foundation was installed which raised the assessed property value for projected future tax payments. Per tax cert in file annual tax amount at time of closing was $1,165.14, which aligns with a monthly tax escrow amount of $97.10 and a total monthly escrow amount of $208.41. Matches other escrow documentation in file.

GENERAL COMMENT (2020-06-09): Disagree: Manufactured home. Permanent foundation was installed which raised the assessed property value for projected future tax payments. Per tax cert in file annual tax amount at time of closing was $1,165.14, which aligns with a monthly tax escrow amount of $97.10 and a total monthly escrow amount of $208.41. Matches other escrow documentation in file.

GENERAL COMMENT (2020-06-09): Disagree: Manufactured home. Permanent foundation was installed which raised the assessed property value for projected future tax payments. Per tax cert in file annual tax amount at time of closing was $1,165.14, which aligns with a monthly tax escrow amount of $97.10 and a total monthly escrow amount of $208.41. Matches other escrow documentation in file.

GENERAL COMMENT (2020-06-09): Disagree: Non-escrowed property costs over year 1 include HOA dues and monthly mortgage insurance. HOA dues per month $267 + monthly mortgage insurance $69.29 = $336.29 X 12 = $4035.48.

GENERAL COMMENT (2020-06-09): Disagree: CD#010 was eDelivered on 6/10/2019. CD#010 was opened and acknowledged by borrower on 6/10/2019. XXX considers in hand delivery and meets timing for 6/14/2019 closing date. See attached document tracking.

GENERAL COMMENT (2020-06-09): Disagree: The consummation CD issued 6/14/19 disclosed an increase in the recording fees in the amount of $16, which exceeds the allowable tolerance by $2.60. An over tolerance credit in the amount of $2.60 is present in section J to cure the unacceptable increase in the 10% recording fees.

GENERAL COMMENT (2020-06-09): Disagree: The LE issued 5/21/19 disclosed the addition of a Final Inspection fee in the amount of $145, with a valid change circumstance reason as final inspection required by Appraiser. Date of knowledge was 5/17/19. Meets three day timing. Copy of changed circumstance is attached. Not a testing defect so no corrective action required.
TILA ATR/QM
1344150623	XXXXXXXXXX	XXXXXXXXXX	CA	5/XX/2016	7/XX/2015	Primary	Purchase	HUD Safe Harbor QM	[C] Government Documentation - Contractor bid is missing.: - [C] Government Documentation - FHA - Informed Choice Disclosure is not compliant.: - [C] Government Documentation - Important Notice to Homebuyer (92900-B) is missing.: - [C] Government Documentation - Initial HUD Addendum 92900-A is missing.: - [C] Government Documentation - Real Estate Certification is missing.: -	HOI Coverage of $88,000 is insufficient to cover the Original Loan Amount of $112,917 resulting in a Coverage Shortfall of $24,917. Replacement cost from the insurer to determine coverage amount is sufficient was not provided. Mortgage Insurance Certificate was not provided. Evidence that borrower received copy of XXX - Important Notice to Homebuyer (92900-B) was not provided. Evidence that borrower received copy of Initial HUD Addendum to Loan Application 92900-A was not provided. Evidence that borrower received copy of XXX - Real Estate Certification was not provided.	SELLER - GENERAL COMMENT (2020-06-12): Unable to locate XXX - Real Estate Certification	B	B	B	B	B
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,200.73 is underdisclosed from calculated Finance Charge of $100,517.80 in the amount of $317.07.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Evidence that borrower received copy of HUD Settlement Cost Booklet was not provided.
Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely
Federal Compliance - Final HUD-1 disclosed a payment of $633.48 and the actual payment on the loan is $785.72.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - GFE does not provide minimum 10 business day availability for estimate of charges and terms for all other settlement charges.
Federal Compliance - Evidence that borrower received copy of appraisal at least 3 business days prior to closing was not provided.
																			REVIEWER - GENERAL COMMENT (2020-06-12): Exception Detail Updated from: Truth In Lending Act: Final TIL Finance Charge of $100,200.73 is underdisclosed from calculated Finance Charge of $108,796.87 in the amount of $8,596.14. REVIEWER - GENERAL COMMENT (2020-06-12): Exception Detail Updated from: Truth In Lending Act: Final TIL Finance Charge of $100,200.73 is underdisclosed from calculated Finance Charge of $101,423.95 in the amount of $1,223.22.	GENERAL COMMENT (2020-06-12): Unable to locate FHA - Real Estate Certification			-
8536336583	XXXXXXXXXX	XXXXXXXXXX	TN	5/XX/2019	5/XX/2019	Primary	Purchase	Safe Harbor QM	[C] Income Documentation - REO Documents are missing.: -	Missing evidence of taxes and insurance.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,156.36 on Final Closing Disclosure provided on 05/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,144.68 on Final Closing Disclosure provided on 05/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

Federal Compliance - The first payment letter and initial escrow account disclosure reflect MI being escrowed and the final CD does not.
Federal Compliance - Missing PMI Certificate, so unable to determine the actual payment stream for the loan.
Federal Compliance - Missing PMI Certificate, so unable to determine the actual payment stream for the loan.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Unable to determine loan designation from docs within the loan file..

REVIEWER - GENERAL COMMENT (2020-06-10): The first payment letter and initial escrow account disclosure reflect MI being escrowed and the final CD does not.
REVIEWER - GENERAL COMMENT (2020-06-10): The first payment letter and initial escrow account disclosure reflect MI being escrowed and the final CD does not.
TILA ATR/QM
8990510900	XXXXXXXXXX	XXXXXXXXXX	IN	10/XX/2019	5/XX/2018	Primary	Refinance Rate/Term	Temporary HPQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/XX/Agency Eligible).
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,261.00 exceeds tolerance of $546.00.  Sufficient or excess cure was provided to the borrower at Closing.
																		Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing Federal Compliance - Loan was not identified as HPML at the time of origination.	REVIEWER - CURED COMMENT (2020-06-19): Sufficient Cure Provided At Closing				TILA ATR/QM
8809091578	XXXXXXXXXX	XXXXXXXXXX	TX	10/XX/2016	9/XX/2016	Primary	Purchase	Non QM
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of ___ does not match AUS property type of ___.
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
										AUS reflects SFD vs PUD. Provide the 4506T executed at time of application as required per the AUS.	SELLER - GENERAL COMMENT (2020-06-13): " Unable to locate. Doesn't appear 4506T was executed until 10/XX/16. "	C	C	C	C	C
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $522.88 exceeds tolerance of $515.00.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
Federal Compliance - Signed disclosure dated 10/2016
Federal Compliance - Evidence of earlier receipt not found
Federal Compliance - Unknown Loan Designation Test
Federal Compliance - Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
Federal Compliance - 1) Evidence of third party verification of employment for the borrower dated within 30 days of the Note date was not provided 2) YTD quarterly P&L is missing 3) Balance Sheet is missing

REVIEWER - CURED COMMENT (2020-05-26): Sufficient Cure Provided At Closing
SELLER - GENERAL COMMENT (2020-06-14): Maximum Total Debt to Income Ratio allowed is 45% for A2 risk class, the TDTI was 44.07%. Copy of most recent XXXXXXXXXXXXXXXX Feedback Certificate in file (see attached).
REVIEWER - GENERAL COMMENT (2020-06-14): Unable to clear until loan designation and LP is received. Once received, compliance can be re-ran to determine exception validity.
SELLER - GENERAL COMMENT (2020-06-14): 1) CPA VOE completed on 10/XX/16 (see attached). The Note was dated 10/XX/16 (see attached), this is within 30 days. 2) YTD quarterly P&L statement not required per policy, only most recent 2 year tax returns which were received. XXHM Feedback Cert confirms. 3) Balance sheet not required per policy. XXHM Feedback Cert confirms.
REVIEWER - GENERAL COMMENT (2020-06-14): Received VVOE from CPA, however unable to clear until loan designation and LP is received. Once received, compliance can be re-ran to determine exception validity.

GENERAL COMMENT (2020-06-13): " Unable to locate. Doesn't appear 4506T was executed until 10/24/16.
"

GENERAL COMMENT (2020-06-14): 1) CPA VOE completed on 10/17/16 (see attached). The Note was dated 10/24/16 (see attached), this is within 30 days. 2) YTD quarterly P&L statement not required per policy, only most recent 2 year tax returns which were received. XXX Feedback Cert confirms. 3) Balance sheet not required per policy. XXX Feedback Cert confirms.

GENERAL COMMENT (2020-06-14): Maximum Total Debt to Income Ratio allowed is 45% for A2 risk class, the TDTI was 44.07%. Copy of most recent XXX Feedback Certificate in file (see attached).
TILA ATR/QM
7692723759	XXXXXXXXXX	XXXXXXXXXX	NC	1/XX/2016	12/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	[B] Application / Processing - 1003 Error: # of years at current address was not provided: -
Final 1003 reflects 104.2 years.
Missing lenders name, Please provide actual home owners insurance policy.  Screen print out used to run compliance
Security Instrument reflects Husband's name. Final Title does not.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-304.00.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other).  Fee Amount of $250.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $300.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - No valid COC or cure provided
Miscellaneous Compliance - Field is blank on all disclosures in file.
Federal Compliance - Expiration date is blank on all disclosures.
Federal Compliance - Discount Points disclosed as $0 on the LE dated 12/XX/15; but disclosed as $300 on the Final Closing Disclosure.
Federal Compliance - Lender Credit disclosed as $304 on the LE dated 12/XX/15; but disclosed as $0 on the Final Closing Disclosure.
State Compliance - Note reflects 5%; state max is 4%.
Federal Compliance - No compliance report provided, not able to determine QM method
TILA ATR/QM
4578246432	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2017	7/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only).  Fee Amount of $725.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
																		Federal Compliance - Loan estimate indicated fee for closing/settlement but loan closed with an attorney fee. No evidence of changed circumstance in file. Federal Compliance - Closing disclosure provided to borrower on 07/XX/2017, not signed and no evidence of e-receipt. State Compliance - Maximum late charge for NC is 4%					-
6059161794	XXXXXXXXXX	XXXXXXXXXX	WY	6/XX/2019	5/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				A	A	A	A	A							-
4132266463	XXXXXXXXXX	XXXXXXXXXX	NM	4/XX/2018	12/XX/2017	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	[C] Income Documentation - Income Docs Missing:: -	Missing 2017 W-2
SELLER - GENERAL COMMENT (2020-06-19): See Attached-Per underwriter: "Income that the borrower receives but was not used to qualify, documented savings pattern, the Borrower has Substantial Documented Cash Reserves" - provided Bank Statement from 2017 ; originally delivered
REVIEWER - GENERAL COMMENT (2020-06-20): Unable to clear.   Missing the 2017 W-2.  No new documentation has been received from initial review.  Per DU guidelines, a W-2 from the prior year is required.   Exception remains open.
REVIEWER - GENERAL COMMENT (2020-06-22): Additional income and asset documentation previously included in the original file was provided.  The condition remains as the AUS approval required the 2017 W2 for the borrower's current employment.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $125.00 exceeds tolerance of $50.00 plus 10% or $55.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $154.79 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Confirmed.
Federal Compliance - Confirmed.
Federal Compliance - The LE was issued 3/XX/18 and the initial CD was issued 1/XX/18.
Federal Compliance - Unable to determine the loan designation with documentation in the file.

REVIEWER - GENERAL COMMENT (2020-06-22): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.

GENERAL COMMENT (2020-06-19): See Attached-Per underwriter: "Income that the borrower receives but was not used to qualify, documented savings pattern, the Borrower has Substantial Documented Cash Reserves" - provided Bank Statement from 2017 ; originally delivered
TILA ATR/QM
4184613492	XXXXXXXXXX	XXXXXXXXXX	CA	4/XX/2015	3/XX/2015	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Income Documentation - REO Documents are missing.: -
[C] Income Documentation - REO Documents are missing.: -
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
																		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days Federal Compliance - Unknown Loan Designation Test					TILA ATR/QM
8932646480	XXXXXXXXXX	XXXXXXXXXX	KS	6/XX/2019	5/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)		Policy does not cover loan amount and no replacement estimator was provided		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,644.32 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,069.20 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

Federal Compliance - The variance is the MI payment
Federal Compliance - No non escrow fees disclosed on page 1 of CD
Federal Compliance - Does not include MI amount
Federal Compliance - No compliance report provided, unable to determine QM method

SELLER - GENERAL COMMENT (2020-06-13): "Disagree: Lender is XXXXXXXXXXXXXX, NA.  Acceptable to disclose MI as non-escrowed cost over year 1.
§ 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-17): 6/XX/2015:  XX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/XX/2018.
REVIEWER - GENERAL COMMENT (2020-06-19): Unable to clear.  The MI is being collected per the IEAD, and would need to be included in escrowed property costs.  No other document was located indicating the MI was not being collected.  A PCCD and LOE are required to cure.
SELLER - GENERAL COMMENT (2020-06-13): Disagree: Lender is XXXXXXXXXXXXXX, NA.  Acceptable per 1026.38 to disclose MI as 'non escrowed property cost over year 1.   § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-17): 6/XX/2015:  XX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/XX/2018.
REVIEWER - GENERAL COMMENT (2020-06-19): Unable to clear.  The MI is being collected per the IEAD, and would need to be included in escrowed property costs.  No other document was located indicating the MI was not being collected.  A PCCD and LOE are required to cure.
SELLER - GENERAL COMMENT (2020-06-13): "Disagree: Lender is XXXXXXXXXXXXXX, NA.
monthly escrow is $470.36.  Escrowed Property Costs over Year 1 is $470.36 x 12 = $5,644.32.  Acceptable per 1026.38 to disclose MI as 'non-escrowed property cost over year 1'
 § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-17): 6/XX/2015:  XX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/XX/2018.
REVIEWER - GENERAL COMMENT (2020-06-19): Unable to clear.  The MI is being collected per the IEAD, and would need to be included in escrowed property costs.  No other document was located indicating the MI was not being collected.  A PCCD and LOE are required to cure.

GENERAL COMMENT (2020-06-13): "Disagree: Lender is XXX, NA.
monthly escrow is $470.36.  Escrowed Property Costs over Year 1 is $470.36 x 12 = $5,644.32.  Acceptable per 1026.38 to disclose MI as 'non-escrowed property cost over year 1'
 § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."

GENERAL COMMENT (2020-06-13): Disagree: Lender is XXX, NA.  Acceptable per 1026.38 to disclose MI as 'non escrowed property cost over year 1.   § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.

GENERAL COMMENT (2020-06-13): "Disagree: Lender is XXX, NA.  Acceptable to disclose MI as non-escrowed cost over year 1.
§ 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."

GENERAL COMMENT (2020-06-17): 6/15/2015:  XXX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/1/2018.

GENERAL COMMENT (2020-06-17): 6/15/2015:  XXX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/1/2018.

GENERAL COMMENT (2020-06-17): 6/15/2015:  XXX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/1/2018.
TILA ATR/QM
9338850842	XXXXXXXXXX	XXXXXXXXXX	NY	8/XX/2016	4/XX/2016	Primary	Purchase	Non QM
[C] Asset Documentation - Aged document: Asset Account date is more than 90 days prior to the note.: -
[C] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of ___ is less than AUS Available for Reserves of ___.
[C] Income Documentation - Income documentation requirements not met according to the AUS in file.: Decision System: ___

Date of IRA exceeded max 120 months as required per DU.
Insufficient assets to cover reserve requirements.
1) Missing verification from Co-Borrowers prior employer to complete a 2 year history.  2) Co-Borrower has an employment gap > 6 months and letter of explanation was not located in the images.  3) Mising Lease Agreement for the subject property

SELLER - GENERAL COMMENT (2020-06-14): XXXXXX retirement account statement XXXXXX used in qualifying exceeded the 120 day requirement.
REVIEWER - GENERAL COMMENT (2020-06-14): Seller agrees  with finding exception remains open.
SELLER - GENERAL COMMENT (2020-06-14): Exception approved under the NDS authority for reserve requirement. Underwriting notes reflect per Home Opportunities Program guidelines only 2 months reserves are required for two unit properties.
REVIEWER - GENERAL COMMENT (2020-06-14): Approval in file reflects $9,732.72 required in reserves. Please provide final approval. Exception remains open.
SELLER - GENERAL COMMENT (2020-06-14): See related response(s) for missing income documentation requirements.
REVIEWER - GENERAL COMMENT (2020-06-14): Missing LOE for gap in employment and missing lease agreement required per Appendix Q exception remains open.
												C	C	C	C	C
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
[C] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.
[C] Federal Compliance - Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met.  Lease Agreement not provided or % of gross rents used is greater than 75%.
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $66.00 exceeds tolerance of $24.00.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - Closing disclosures provides a cure for $42.05
Federal Compliance - Final Loan Estimate issued and signed 07/XX/2016.  Initial Closing Disclosure issued 07/XX/2016
State Compliance - New York Late Charge Percent Testing
Federal Compliance - Fails Temporary SHQM due to Co-Borrowers verified employment of less than 2 years
Federal Compliance - Missing Lease Agreement for subject property per AUS / DU condition #20
Federal Compliance - Missing veriication from prior employer to verify minimum 2 year history.  Aditionally there is an employment gap > 6 months and images do not contain and explanation letter.

REVIEWER - CURED COMMENT (2020-05-27): Sufficient Cure Provided At Closing
SELLER - GENERAL COMMENT (2020-06-14): B2 (co-borrower) has been in the same line of work for 6 years. Prior employment history documented with 2013 and 2014 W-2's (attached). Only base income (salary) used to qualify supported by current and prior earnings.
REVIEWER - GENERAL COMMENT (2020-06-14): Missing LOE for gap in employment texceptoion remains open.
SELLER - GENERAL COMMENT (2020-06-14): Operating Income Statement (attached) from current Small Residential Income Property Appraisal Report for XXX used to support the net rental income analysis.
REVIEWER - GENERAL COMMENT (2020-06-14): Missing lease agreement required per Appendix Q exception remains open.
SELLER - GENERAL COMMENT (2020-06-14): B2 (co-borrower) has been in the same line of work for 6 years. Prior employment history documented with 2013 and 2014 W-2's (attached). Only base income (salary) used to qualify supported by current and prior earnings.
REVIEWER - GENERAL COMMENT (2020-06-14): Missing LOE for gap in employment exception remains open.

GENERAL COMMENT (2020-06-14): B2 (co-borrower) has been in the same line of work for 6 years. Prior employment history documented with 2013 and 2014 W-2's (attached). Only base income (salary) used to qualify supported by current and prior earnings.

GENERAL COMMENT (2020-06-14): Operating Income Statement (attached) from current Small Residential Income Property Appraisal Report for XXX used to support the net rental income analysis.

GENERAL COMMENT (2020-06-14): B2 (co-borrower) has been in the same line of work for 6 years. Prior employment history documented with 2013 and 2014 W-2's (attached). Only base income (salary) used to qualify supported by current and prior earnings.

GENERAL COMMENT (2020-06-14): See related response(s) for missing income documentation requirements.

GENERAL COMMENT (2020-06-14): Exception approved under the NDS authority for reserve requirement. Underwriting notes reflect per Home Opportunities Program guidelines only 2 months reserves are required for two unit properties.

GENERAL COMMENT (2020-06-14): XXXXXXX retirement account statement XXXXXXX used in qualifying exceeded the 120 day requirement.
TILA ATR/QM
2527386263	XXXXXXXXXX	XXXXXXXXXX	FL	11/XX/2018	9/XX/2018	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Application / Processing - Missing Valuation:: -
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $764.50 exceeds tolerance of $743.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,216.25 exceeds tolerance of $1,181.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - A valid change of circumstance changing the fee from an appraisal fee to an AVM/Rapid Value report was not located in the file.
Federal Compliance - Initial CD sent on 11/XX/2018
Federal Compliance - The cost of cure of the Transfer Tax of $764.50 exceeding the tolerance of $743.00 was not provided to the borrower.
Federal Compliance - The cost of cure of the Property Inspection fee of $55.00 exceeding the tolerance of $0.00 was not provided to the borrower. Missing Valid Change of Circumstance.
Federal Compliance - The cost of cure of the Loan Discount Points of $1,216.25 exceeding the tolerance of $1,181.00 was not provided to the borrower. Missing Valid Change of Circumstance.
Federal Compliance - Missing compliance report
TILA ATR/QM
4467133482	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/2017	10/XX/2017	Primary	Purchase	Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] Application / Processing - Missing Valuation:: -
										Appraisal not provided as required per AUS. Appraisal not provided in loan images. Required per AUS.		C	C	C	B	B
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

Federal Compliance - Initial CD issued 10/XX/2017 was not provided within three business days of closing, closing date 11/XX/2017. No evidence of early receipt located in the file.
Federal Compliance - Section G of the final CD shows a total monthly escrow payment of $1,011.06 ($167.50 - HOI, $843.36 - Taxes). Initial Escrow Disclosure shows monthly escrow payment of $1,010.86.
Federal Compliance - Loan was originated as a Temp SHQM transaction, agency salable via the approved AUS. Because the 1004 was not completed/provided at the time of audit, the loan does not meet the conditions of the AUS and is therefore not salable to the Agency under the terms of the AUS. Resulting due diligence designation mismatch.
TILA ATR/QM
6297222958	XXXXXXXXXX	XXXXXXXXXX	UT	7/XX/2019	5/XX/2019	Second Home	Refinance Rate/Term	Non QM	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds AUS loan to value percentage of ___.
Final DU dated 07/XX/2019 and LP dated 07/XX/2019 approved the subject loan with an LTV of 80.00% that was based on a submitted appraised value of $450,000.00 however, the subject appraised for $424,000.00 resulting in an LTV of 84.91%. Per XXXXXXXXXXXXXX B3-2-10, Accuracy of DU Data, DU Tolerances, and Errors in the Credit Report (12/XX/2019), this loan must be resubmitted to DU or LP and proof of mortgage insurance will required otherwise, the loan is ineligible for delivery to XXXXXXXXXXXXXX or XXXXXXXXXXXXXX. Upon receipt of the resubmitted DU or LP, additional conditions may apply.

SELLER - GENERAL COMMENT (2020-06-15): Agree: the incorrect  value of 450k was used to approve the loan. The appraisal value was 424k. The correct LTV should be 84.91%
REVIEWER - GENERAL COMMENT (2020-06-17): The seller agrees with the finding, Exception referred to buyer for review and disposition.
												C	C	C	C	C
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met.  Lease Agreement and/or Tax Return not provided.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019.
[B] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2019,  Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019.

Federal Compliance - Income documentation provided does not meet the recency requirement of Appendix Q.
Federal Compliance - Income documentation provided does not meet the recency requirement of Appendix Q.
Federal Compliance - Borrower was qualified with Schedule E rental income for this property however, the file is missing the most recent lease agreement as required by Appendix Q.
Federal Compliance - QM DTI
Federal Compliance - File is missing a Compliance Report or High Cost Analysis therefore, the subject loan designation cannot be verified.

SELLER - GENERAL COMMENT (2020-06-16): per loan notes: There is no lease agreement for the property located at XXX. This is a XXX property per loan notes below: 07/11/19 XXX / 07/11/19 XXX/ RESERVE REQUIREMENTS ARE $14,857.34 ///// RCD # 16 / 6.093 AND 40.503
U/W RESEARCHED THE COUNTY TAXES UNDER XXX

How much are property taxes in XXX?  XXX THAT IS @ VALUE OF $450,000==$2,768 AND 0.615% of Assessed Home Value AND THE LEVY IS 96.90
=
LEASE WHERE CURRENTLY LIVING IS $1350 / MO DOCUMENTD
LEASE AGREEMENT XXX; THERE IS NO LEASE AGREEMENT CURRENLTY BEING RENTED OUT BY THE CLINETELE OF XXX rented for 3 - 7 days at a times flows thru XXX, LLC
SETTLEMENT STATEMENT XXX ; this was sold March 2019
CLP AND VOLUNT ESCROW WILL PAY HIGHER
PREV PAID IN FULL (EX SPOUSE) ex confirmed that she has been paid the required amount owed her.
MORTGAGE PAYOFF OF CONSTRUCTION LOAN
PYMT AMOUNT FIRST BANK $258,107
=
REVIEWER - GENERAL COMMENT (2020-06-17): Per Fannie mae guides need contract from XXX due to lender gave  rental income of $787.38.  On the Schedule K-1 for 2017 and 2016 list the property address of XXX as business address for XXX LLC.  No letter from CPA confirming rental income is not commingle with business funds to determine if one income or separate income. XXX account states different deposits only way we can confirm rental income is from XXX contract.
REVIEWER - GENERAL COMMENT (2020-06-17): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.

GENERAL COMMENT (2020-06-15): Agree: the incorrect  value of 450k was used to approve the loan. The appraisal value was XXXk. The correct LTV should be 84.91%

GENERAL COMMENT (2020-06-16): per loan notes: There is no lease agreement for the property located at XXX. This is a XXX property per loan notes below: 07/11/19 XXX / 07/11/19 XXX/ RESERVE REQUIREMENTS ARE $14,857.34 ///// RCD # 16 / 6.093 AND 40.503
U/W RESEARCHED THE COUNTY TAXES UNDER XXX

How much are property taxes in XXX?  XXX THAT IS @ VALUE OF $450,000==$2,768 AND 0.615% of Assessed Home Value AND THE LEVY IS 96.90
=
LEASE WHERE CURRENTLY LIVING IS $1350 / MO DOCUMENTD
LEASE AGREEMENT XXX; THERE IS NO LEASE AGREEMENT CURRENLTY BEING RENTED OUT BY THE CLINETELE OF XXX rented for 3 - 7 days at a times flows thru XXX, LLC
SETTLEMENT STATEMENT XXX ; this was sold March 2019
CLP AND VOLUNT ESCROW WILL PAY HIGHER
PREV PAID IN FULL (EX SPOUSE) ex confirmed that she has been paid the required amount owed her.
MORTGAGE PAYOFF OF CONSTRUCTION LOAN
PYMT AMOUNT FIRST BANK $258,107
=
TILA ATR/QM
5570832558	XXXXXXXXXX	XXXXXXXXXX	FL	12/XX/2019	10/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			A	A	A	A	A							-
7586987254	XXXXXXXXXX	XXXXXXXXXX	TX	6/XX/2014	5/XX/2014	Primary	Purchase	Non QM
[C] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: -
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
										Coverage, with 25% extended coverage, totaled $356,250. Cost to re-build, per appraisal is $413,640 File did not contain documentation to verify Borrowers citizenship		C	C	C	C	C
[C] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: -
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - File is missing the entire list of the Homeownership counseling organizations
Federal Compliance - Appraisal was updated. Evidence borrower received both reports was not in the file.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - The initial GFE reflects an estimate available through date of 05/XX/2014 which does not allow for the 10 day requirement. The correct date should be 05/XX/2014.
Federal Compliance - File did not contain a Rate Lock
Federal Compliance - Most recent disclosure dated 06/XX/2014
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)
Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.
Federal Compliance - Please provide Lender's loan designation at the time of the loan closing.
Federal Compliance - Loan Designation is unknown therefore employment history does not meet QM requirements.

REVIEWER - GENERAL COMMENT (2020-06-13): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.
REVIEWER - GENERAL COMMENT (2020-06-12): Received paystubs, W2 and WVOE in trailing docs which were in the original file, however the lender's loan designation was not provided and a complete 2 year employment history was not provided. Condition remains.
TILA ATR/QM
3712782801	XXXXXXXXXX	XXXXXXXXXX	CA	12/XX/2019	7/XX/2019	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).
																		Federal Compliance - Verification of Non QM not in loan file. Missing compliance report.					TILA ATR/QM
1503597744	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2019	3/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,643.04 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $5,930.52 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $173.00 exceeds tolerance of $156.00 plus 10% or $171.60.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $472.00 exceeds tolerance of $465.00.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - The Zero Percent Fee Tolerance exceeded for Appraisal Fee. The Fee Amount of $472.00 exceeds tolerance of $465.00. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - The Ten Percent Fee Tolerance exceeded. The Total amount of $173.00 exceeds tolerance of $156.00 plus 10% or $171.60. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - Final CD did not include mortgage insurance in escrow payment
Federal Compliance - Final CD did not include mortgage insurance in escrow payment
Federal Compliance - Final CD did not include mortgage insurance in escrow payment

REVIEWER - CURED COMMENT (2020-05-27): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2020-05-27): Sufficient Cure Provided At Closing
SELLER - GENERAL COMMENT (2020-06-13): Disagree: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-13): Disagree: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
REVIEWER - GENERAL COMMENT (2020-06-13): Disagree: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*

GENERAL COMMENT (2020-06-13): Disagree: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.

GENERAL COMMENT (2020-06-13): Disagree: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.
-
9704091236	XXXXXXXXXX	XXXXXXXXXX	NY	9/XX/2019	6/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.

State Compliance - Late charge fee of 5.00% exceeds the max allowed of 2.00% for the State of New York.
Federal Compliance - File is missing a Compliance Report or High Cost Analysis therefore, the subject loan designation cannot be verified.
TILA ATR/QM
1268381563	XXXXXXXXXX	XXXXXXXXXX	VA	12/XX/2014	10/XX/2014	Primary	Refinance Rate/Term	Non QM		Hazard insurance policy was not located in file. Hazard insurance binder was not located in file.		C	C	C	C	C
[C] Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
[C] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[C] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp).
[C] Federal Compliance - Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.
[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.

Federal Compliance - Not listed on NMLS
Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely
Federal Compliance - Due to several issues with the income and DTI.
Federal Compliance - The income declined around $20k from 2012 to 2013. Used the conservative income amount.
Federal Compliance - Missing P&L and balance sheet.
Federal Compliance - General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio
Federal Compliance - Unknown Loan Designation Test

SELLER - GENERAL COMMENT (2020-06-19): ATR was adequately supported. See related response(s) above.
REVIEWER - GENERAL COMMENT (2020-06-19): Missing income documentation to verify income.
REVIEWER - GENERAL COMMENT (2020-06-10): While gross receipts declined from $241,791 in 2012 to $217,431 in 2013 business income increased from $36,535 in 2012 to $41,022 in 2013. See income analysis in response below. Lender calculated monthly income for B1 $4528, a 2-year average from 2012-13 1120S Corp tax returns. B1 100% owner of XXX LLC since 6/XX/2006 and in the same line of business for 20 years.

2012 = $36,535 business income + $31,113 amortization = $67,648
2013 = $41,022 business income

$67,648 + $41,022 = $108,670/XX/mo

Total liabilities $1324.77 / $6434.77 (4528 + $1906.67) = 20.59% calculated DTI
REVIEWER - GENERAL COMMENT (2020-06-10): Current self-employment income reflects declining earnings of greater than 20% from previous year.
SELLER - GENERAL COMMENT (2020-06-10): P&L and balance sheet not obtained, not required documentation.
REVIEWER - GENERAL COMMENT (2020-06-10): One or more of the following documents is missing: 1) Most recent 2 yrs Signed and Dated Personal Tax returns; 2) Most recent 2 yrs Signed and Dated S-Corp Returns; 3) Most recent YTD quarterly P&L Statement (if 1120S > 90 days old at application); 4) Balance Sheet (if 1120S > 90 days old at application or does not include Sched L).
SELLER - GENERAL COMMENT (2020-06-19): Subject PITI $1228.77 + consumer debt $96 = $1324.77 / $6434.67 total qualifying income = 20.59% lender calculated DTI. Loan Evaluation Results attached.
REVIEWER - GENERAL COMMENT (2020-06-19): Missing income documentation to verify income.
REVIEWER - GENERAL COMMENT (2020-06-10): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.

GENERAL COMMENT (2020-06-10): P&L and balance sheet not obtained, not required documentation.

GENERAL COMMENT (2020-06-19): ATR was adequately supported. See related response(s) above.

GENERAL COMMENT (2020-06-19): Subject PITI $1228.77 + consumer debt $96 = $1324.77 / $6434.67 total qualifying income = 20.59% lender calculated DTI. Loan Evaluation Results attached.
TILA ATR/QM
1778602535	XXXXXXXXXX	XXXXXXXXXX	NV	12/XX/2016	9/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___
SELLER - GENERAL COMMENT (2020-06-19): unable to procure-No record of HOA obligation for property located at XXXX-
REVIEWER - GENERAL COMMENT (2020-06-20): 6/XX/20:  Exception stands.
SELLER - GENERAL COMMENT (2020-06-22): 6/19 unable to procure-No record of HOA obligation for property located at XXX-
SELLER - GENERAL COMMENT (2020-06-19): Unable to procure-No record of HOA obligation for property located at XXX
REVIEWER - GENERAL COMMENT (2020-06-19): exception stands
SELLER - GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-No record of HOA obligation for property located at XXX
												C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).	Federal Compliance - Not provided in file
GENERAL COMMENT (2020-06-19): unable to procure-No record of HOA obligation for property located at XXX-

GENERAL COMMENT (2020-06-19): Unable to procure-No record of HOA obligation for property located at XXX
GENERAL COMMENT (2020-06-22): 6/19 unable to procure-No record of HOA obligation for property located at XXX-

GENERAL COMMENT (2020-06-22): 6/19 Unable to procure-No record of HOA obligation for property located at XXX
TILA ATR/QM
8247264986	XXXXXXXXXX	XXXXXXXXXX	CA	9/XX/2019	4/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				A	A	A	A	A
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $83.00 plus 10% or $91.30.  Sufficient or excess cure was provided to the borrower at Closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $1,210.88 exceeds tolerance of $1,086.00.  Sufficient or excess cure was provided to the borrower at Closing.
																		Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	REVIEWER - CURED COMMENT (2020-06-05): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2020-06-05): Sufficient Cure Provided At Closing				-
5773643962	XXXXXXXXXX	XXXXXXXXXX	CT	8/XX/2015	7/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																		Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate Federal Compliance - Verified GFE in file. Federal Compliance - Missing initial Right to receive copy of appraisal.					-
5697030731	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2017	9/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)
[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___
Disaster Declaration Date: ___
Disaster End Date:  ___
[C] General - Refi Purpose reflects Rate/Term and cash out greater than the greater of 1% of the loan amount or $2000.: Cash to Borrower:  ___; Total Cash Out:    ___;  Refi Purpose:  ___

Subject was approved through DU as a Rate/Term refinance however, the borrower received $2,247.48 cash back at closing which exceeds the XXXXXXXXXXXXXX guideline maximum of the lesser of 1% of the loan amount or $2,000.00.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

Federal Compliance - Initial Closing Disclosure dated 09/XX/2017 was not received by the borrower at least 3 business days prior to the closing date of 10/XX/2017. File is missing evidence of earlier receipt or a written and signed statement from the borrower that waives the required waiting period.
Federal Compliance - File is missing a Compliance Report or High Cost Analysis therefore, the subject loan designation cannot be verified.
TILA ATR/QM
6435023613	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2017	6/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[A] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $143.00 plus 10% or $157.30.  Sufficient or excess cure was provided to the borrower at Closing.
																		Federal Compliance - I believe the credit of $42.70 fixes the tolerance issue Federal Compliance - Loan designation unknown.	REVIEWER - CURED COMMENT (2020-05-28): Sufficient Cure Provided At Closing				TILA ATR/QM
6176913392	XXXXXXXXXX	XXXXXXXXXX	AL	9/XX/2016	7/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.
[B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-742.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-750.00.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $425.00.  Insufficient or no cure was provided to the borrower.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $500.00 exceeds tolerance of $425.00.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
Federal Compliance - $75.00 credit on Final CD
Federal Compliance - $8.00 difference in Lender credit
Federal Compliance - CD issued 09/XX/2016 was not signed by the Borrower, default delivery date is 09/XX/2016.
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Status Test
Federal Compliance - Unknown Loan Designation Test
																			REVIEWER - CURED COMMENT (2020-05-28): Sufficient Cure Provided At Closing				TILA ATR/QM
7295087442	XXXXXXXXXX	XXXXXXXXXX	FL	8/XX/2019	7/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).	Federal Compliance - No compliance report provided, unable to determine QM method					TILA ATR/QM
4598894708	XXXXXXXXXX	XXXXXXXXXX	TN	11/XX/2016	10/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $585.00 exceeds tolerance of $435.00.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing
Federal Compliance - Confirmation of receipt was not provided.
Federal Compliance - Unknown loan designation. Not found in file.
																			REVIEWER - CURED COMMENT (2020-05-29): Sufficient Cure Provided At Closing				TILA ATR/QM
5753536132	XXXXXXXXXX	XXXXXXXXXX	NC	11/XX/2016	10/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___			B	B	B	B	B	[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	State Compliance - North Carolina First Lien Late Charge Percent Testing					-
8267606384	XXXXXXXXXX	XXXXXXXXXX	SC	5/XX/2019	2/XX/2019	Primary	Purchase	Safe Harbor QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,606.52 on Final Closing Disclosure provided on 05/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,924.08 on Final Closing Disclosure provided on 05/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

Federal Compliance - Amount includes MI.
Federal Compliance - Amount has MI included inaccurately.
Federal Compliance - Amount is correct and does not take into account MI.
Federal Compliance - Missing Compliance/ High Cost Analysis on a Refer with Caution AUS.

SELLER - GENERAL COMMENT (2020-06-13): "Disagree:  per XX testing methodologies, $217.21 initial escrow payment in page4 escrow table is acceptable; includes Property Tax and HOI.  Non-escrowed property cost over year 1 includes MI and HOA.
Escrow table meets TRID requirements per 1026.38.
§ 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-13): "Disagree:  per XX testing methodologies, acceptable to disclose MI as non-escrowed cost over year 1.   Escrow table meets TRID requirements per 1026.38.
§ 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-13): "Disagree:  per XX testing methodologies, acceptable to disclose MI as non-escrowed cost over year 1.   Escrow table meets TRID requirements per 1026.38.
§ 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
REVIEWER - GENERAL COMMENT (2020-06-13): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*

GENERAL COMMENT (2020-06-12): Agree:  $100 Title Search fee added with no CoC.  Over Tolerance Refund of $100, PC CD, and LOX to borrower.

GENERAL COMMENT (2020-06-13): "Disagree:  per XXX testing methodologies, acceptable to disclose MI as non-escrowed cost over year 1.   Escrow table meets TRID requirements per 1026.38.
§ 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."

GENERAL COMMENT (2020-06-13): "Disagree:  per XXX testing methodologies, acceptable to disclose MI as non-escrowed cost over year 1.   Escrow table meets TRID requirements per 1026.38.
§ 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."

GENERAL COMMENT (2020-06-13): "Disagree:  per XXX testing methodologies, $217.21 initial escrow payment in page4 escrow table is acceptable; includes Property Tax and HOI.  Non-escrowed property cost over year 1 includes MI and HOA.
Escrow table meets TRID requirements per 1026.38.
§ 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
TILA ATR/QM
2271822410	XXXXXXXXXX	XXXXXXXXXX	PA	11/XX/2015	10/XX/2015	Primary	Purchase	HUD Safe Harbor QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is HUD Safe Harbor QM.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2015 not received by borrower at least four (4) business days prior to closing.

Federal Compliance - Revised Loan Estimate provided on 11/XX/2015 not received by borrower at least four (4) business days prior to closing.
Federal Compliance - Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date
Federal Compliance - Missing AUS in file and DTI greater than 43%
TILA ATR/QM
3016630973	XXXXXXXXXX	XXXXXXXXXX	MN	6/XX/2019	5/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).	Federal Compliance - Originator Loan Designation not provided.					TILA ATR/QM
6082580062	XXXXXXXXXX	XXXXXXXXXX	MN	11/XX/2018	9/XX/2018	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 6.52870% or Final Disclosure APR of 6.53200% is in excess of allowable threshold of USTreasury 3.1300% + 3%, or 6.13000%.  Compliant Subprime Loan.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $189.00 exceeds tolerance of $97.00 plus 10% or $106.70.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,042.13 exceeds tolerance of $1,012.00.  Insufficient or no cure was provided to the borrower.

State Compliance - APR exceeds the max allowed.
Federal Compliance - Fee disclosed was last disclosed as $1,012.00 on LE issued 09/XX/2018 but disclosed as $1,042.13 on Final Closing Disclosure.  File does not contain a valid COC for this fee. Cure of $82.30 was reflected, which is insufficient to cure $112.43. Provide a post-close CD disclosing the tolerance cure of $112.43,  a copy of the refund check for remaining cure of $30.13, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - Initial LE disclosed a $97 recording fee.
Federal Compliance - Unable to locate designation.

SELLER - GENERAL COMMENT (2020-06-12): Agree:  loan exceeds MN HMPL thresholds
REVIEWER - CURED COMMENT (2020-06-01): Lender provided $82.30 credit at closing for increase in Closing Costs above legal limit.
																				GENERAL COMMENT (2020-06-12): Agree: loan exceeds MN HMPL thresholds			TILA ATR/QM
3203680944	XXXXXXXXXX	XXXXXXXXXX	IL	12/XX/2016	11/XX/2016	Primary	Purchase	Non QM				C	C	C	C	C
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

Federal Compliance - The loan closed on 12/XX/2016 and the earliest dated CD was issued on 12/XX/2016 and presumed received 12/XX/16. Earlier receipt was not documented.
Federal Compliance - Manual approval by lender.  DTI will be < 43% once former primary is sold.  Credit report shows paid off, but lender still listed as a debt.
Federal Compliance - Loan Designation determination documentation was not provided in the loan file.
TILA ATR/QM
4423354907	XXXXXXXXXX	XXXXXXXXXX	CA	8/XX/2019	8/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
																		Federal Compliance - Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. Federal Compliance - The Originator Loan Designation was not provided.					TILA ATR/QM
6828358421	XXXXXXXXXX	XXXXXXXXXX	NV	3/XX/2019	1/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score discrepancy.: Representative FICO score of ___ is less than AUS representative FICO score of ___.
[C] Asset Documentation - Guideline Issue: Insufficient asset documentation.: -
										Missing proof of AUS #14. Missing proof of XXXXXX Card paid in full $2,56.00 was not paid at or prior to closing. XXXXXXXXXXXXX Account verification is less than 2 months.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

Federal Compliance - Initial CD Issued 3/XX/2019 was less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing on 3/XX/2019.
Federal Compliance - Compliance report missing. Unable to determine accurate loan designation.
TILA ATR/QM
1307114438	XXXXXXXXXX	XXXXXXXXXX	MD	6/XX/2015	5/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[B] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[B] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,384.52 is underdisclosed from calculated Finance Charge of $194,493.78 in the amount of $109.26.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.

General - The complete RTC form was not signed by the borrower's. Please provide the completed RTC signed and dated by both borrower's.
Closing / Title - TIL was not signed by all required parties.
Federal Compliance - No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
Federal Compliance - No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2015 which is 1 months prior to consummation. A lookback was performed to determine this application date.
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application
State Compliance - Maryland Ability to Repay Not Verified
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing initial 1003 including application date and all signatures. Including borrower and Loan officer with dates signed.
Closing / Title - The final TIL provided in file does not include borrower signatures.
State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - Unknown Loan Designation Test
TILA ATR/QM
6859799806	XXXXXXXXXX	XXXXXXXXXX	AK	10/XX/2016	5/XX/2016	Primary	Refinance Cash-out - Debt Consolidation	Temporary HPQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - TRID Interim Closing Disclosure Timing: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on 10/XX/2016 contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation
[B] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $700.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,105.00 exceeds tolerance of $980.00.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure.

Federal Compliance - Corrected Closing Disclosure provided on 10/XX/2016 contains a change in APR should had disclosed at least 3 days prior to closing. No evidence of receipt date was provided. Please provide evidence of receipt date.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure
Federal Compliance - UTD; Compliance testing not provided.
TILA ATR/QM
8370845413	XXXXXXXXXX	XXXXXXXXXX	MD	5/XX/2019	1/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,364.96 on Final Closing Disclosure provided on 05/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $5,405.64 on Final Closing Disclosure provided on 05/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed $0.00 instead of a '-' in the payment stream on a loan containing Mortgage Insurance.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

Federal Compliance - Lender used a lower property tax amount than what is listed on the tax cert. The title commitment's property taxes represent a land value only as the subject property is new construction. Audit review was unable to locate supporting documentation for the property tax expense utilized by the lender for qualifying.
Federal Compliance - The final CD payment stream 2 identified the MI payment as $0 instead of "-".
Federal Compliance - Per the final CD the only non-escrowed fee is the borrower's HOA dues of $298 per month or $3,576 annually.
Federal Compliance - The final 1003 indicates a monthly payment of $22.92 for other. At the time of review the source of this fee could not be verified.

SELLER - GENERAL COMMENT (2020-06-16): Disagree: The monthly escrow payment listed on the final CD date issued 5/XX/19 is correct. Schedule B - Part 1 of the title commitment in file shows fully assessed/improved property tax estimate as $5,052.73, which equates to a monthly tax amount of $421 and matches the file.   See attached
REVIEWER - GENERAL COMMENT (2020-06-17): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-15): Agree: Final CD date issued 5/XX/2019 second column of the projected payments table lists mortgage insurance as $0 instead of "-".  Non Numeric Clerical Error and no remediation required.
REVIEWER - GENERAL COMMENT (2020-06-17): Seller agrees with finding. Exception remains open.
SELLER - GENERAL COMMENT (2020-06-16): Disagree: Per page 4 of the Consummation CD non-escrowed property costs over year 1 include HOA dues, deferred water/XX/sewer $22.92 X 12 = $275.04. Monthly MI $129.55 X 12 = $1554.60.  MI may be disclosed in non-escrowed property cost over year 1.
§ 1026.38(l)(7)(i)(A)(2)  he estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed;§ 1026.43(b)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.
REVIEWER - GENERAL COMMENT (2020-06-17): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-16): Disagree: Escrowed property costs over year 1 were properly disclosed. Monthly HOI $26.08 + monthly Taxes $421 = $447.08 X 12 = $5,364.96. The $22.92 for other listed on the final 1003 was for a deferred water/sewer bill, which is a non-escrowed item.
REVIEWER - GENERAL COMMENT (2020-06-17): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*

GENERAL COMMENT (2020-06-15): Agree: Final CD date issued 5/23/2019 second column of the projected payments table lists mortgage insurance as $0 instead of "-".  Non Numeric Clerical Error and no remediation required.

GENERAL COMMENT (2020-06-16): Disagree: The monthly escrow payment listed on the final CD date issued 5/23/19 is correct. Schedule B - Part 1 of the title commitment in file shows fully assessed/improved property tax estimate as $5,052.73, which equates to a monthly tax amount of $421 and matches the file.   See attached

GENERAL COMMENT (2020-06-16): Disagree: Per page 4 of the Consummation CD non-escrowed property costs over year 1 include HOA dues, deferred water/sewer and mortgage insurance. Monthly HOA $298 X 12 = $3576. Monthly deferred water/sewer $22.92 X 12 = $275.04. Monthly MI $129.55 X 12 = $1554.60.  MI may be disclosed in non-escrowed property cost over year 1.
§ 1026.38(l)(7)(i)(A)(2)  he estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed;§ 1026.43(b)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.

GENERAL COMMENT (2020-06-16): Disagree: Escrowed property costs over year 1 were properly disclosed. Monthly HOI $26.08 + monthly Taxes $421 = $447.08 X 12 = $5,364.96. The $22.92 for other listed on the final 1003 was for a deferred water/sewer bill, which is a non-escrowed item.
-
1793933039	XXXXXXXXXX	XXXXXXXXXX	OR	9/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	HUD Safe Harbor QM
HOI coverage is insufficient by $147,906.00.  Provide updated policy reflecting minimum coverage of $216,600.00 OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is HUD Safe Harbor QM.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $2,467.50 exceeds tolerance of $2,433.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $880.00 exceeds tolerance of $718.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Valid Change of Circumstance form or sufficient cure was not provided.
Federal Compliance - Valid Change of Circumstance form or sufficient cure was not provided.
Federal Compliance - Valid Change of Circumstance form or sufficient cure was not provided.
Federal Compliance - Evidence of loan designation was not provided.
TILA ATR/QM
4879336379	XXXXXXXXXX	XXXXXXXXXX	PA	2/XX/2018	12/XX/2017	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $1,012.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Missing valid change of circumstance for fee disclosed. Fee was not disclosed on initial LE.
Federal Compliance - Revised Loan estimate was provided prior to final CD
Federal Compliance - Compliance report missing to determine loan designation.
TILA ATR/QM
7226709004	XXXXXXXXXX	XXXXXXXXXX	GA	3/XX/2015	2/XX/2015	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1

Federal Compliance - Sufficient cure provided
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - Missing Final GFE.
Federal Compliance - Missing Final GFE.
Federal Compliance - Missing compliance report/high cost analysis to determine loan designation.
TILA ATR/QM
5312891354	XXXXXXXXXX	XXXXXXXXXX	VA	7/XX/2016	5/XX/2016	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $20.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing.
																		Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing Federal Compliance - DTI exceeds 43%	REVIEWER - CURED COMMENT (2020-06-01): Sufficient Cure Provided At Closing				TILA ATR/QM
4116684517	XXXXXXXXXX	XXXXXXXXXX	CO	6/XX/2019	5/XX/2019	Primary	Purchase	Safe Harbor QM	[C] Income Documentation - Income Docs Missing:: -	Missing W2's or W2 Transcripts.		C	C	C	C	C
[C] Federal Compliance - (Missing Data) Decision System Rating Not Provided: AUS Decision System Rating was not provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.

Federal Compliance - Escrow fees on the Final CD = $2015.03.  Escrow disclosure sheet = $1120.07.
Miscellaneous Compliance - Lender provided evidence the initial CD was e-sent to borrower. File is missing evidence of the borrowers e-consent. Please provide the borrower's e-consent signature and date signed.
Federal Compliance - Loan Designation was not provided by lender.  Due Diligence identified a Loan Designation of Safe Harbor QM.
Federal Compliance - Missing AUS from the file Submission number 26.
TILA ATR/QM
2730999133	XXXXXXXXXX	XXXXXXXXXX	FL	6/XX/2019	5/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	C	C
[C] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,525.72 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $8,311.20 on Final Closing Disclosure provided on 06/XX/2019 not accurate.

Federal Compliance - The Non escrowed property costs over 1 year of $8,311.20 included the HOA fee of $628 per month, and the monthly MI of $64.60.  Only the HOA fee should have been included.
Federal Compliance - The monthly MI of $64.60 was not included in the Escrowed property costs over 1 year on the final CD.
Federal Compliance - Unknown Loan Designation Test
Federal Compliance - The Monthly MI payment of $64.60 was not included in the escrowed property costs on the Final CD.

SELLER - GENERAL COMMENT (2020-06-13): "Disagree: Lender is XXXXXXXXXXXXXX, NA.  Per 1026.38, acceptable to disclose MI as non-escrowed cost over year 1.
: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
REVIEWER - GENERAL COMMENT (2020-06-13): Unable to clear.  Please provide Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Escrowed Property Costs Year 1 need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-17): 6/XX/2015:  XX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/XX/2018.
REVIEWER - GENERAL COMMENT (2020-06-18): Unable to clear.  The MI is being collected per the IEAD, and would need to be included in escrowed property costs.  No other document was located indicating the MI was not being collected.  A PCCD and LOE are required to cure.
REVIEWER - GENERAL COMMENT (2020-06-22): SOL Expiration 6/XX/2020.  Regraded to EV2-B based on SOL Date.
SELLER - GENERAL COMMENT (2020-06-13): "Disagree: Lender is XXXXXXXXXXXXXX, NA.
Monthly escrow is $293.81
Escrowed Property Costs over Year 1 is $293.81 x 12 = $3,525.72.  Per 1026.38, acceptable to disclose MI as non-escrowed cost over year 1.   § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
REVIEWER - GENERAL COMMENT (2020-06-13): Unable to clear.  Please provide Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Escrowed Property Costs Year 1 need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-17): 6/XX/2015:  XX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/XX/2018.
REVIEWER - GENERAL COMMENT (2020-06-18): Unable to clear.  The MI is being collected per the IEAD, and would need to be included in escrowed property costs.  No other document was located indicating the MI was not being collected.  A PCCD and LOE are required to cure.
REVIEWER - GENERAL COMMENT (2020-06-22): SOL Expiration 6/XX/2020.  Regraded to EV2-B based on SOL Date.
SELLER - GENERAL COMMENT (2020-06-13): "Disagree: Lender is XXXXXXXXXXXXXX, NA.
: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."
REVIEWER - GENERAL COMMENT (2020-06-13): Unable to clear.  Please provide Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Escrowed Property Costs Year 1 need to have the MI included.  Page 1 Monthly Escrow Payment needs to have the MI included also.
 TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-17): 6/XX/2015:  XX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/XX/2018.
REVIEWER - GENERAL COMMENT (2020-06-18): Unable to clear.  The MI is being collected per the IEAD, and would need to be included in escrowed property costs.  No other document was located indicating the MI was not being collected.  A PCCD and LOE are required to cure.

GENERAL COMMENT (2020-06-13): 6/13/2020:  "Disagree: Lender is XXX, NA.
Monthly escrow is $293.81
Escrowed Property Costs over Year 1 is $293.81 x 12 = $3,525.72.  Per 1026.38, acceptable to disclose MI as non-escrowed cost over year 1.   § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."

GENERAL COMMENT (2020-06-13): 6/13/2020:  "Disagree: Lender is XXX, NA.  Per 1026.38, acceptable to disclose MI as non-escrowed cost over year 1.
: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."

GENERAL COMMENT (2020-06-13): 6/13/2020:  "Disagree: Lender is XXX, NA.
: § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled “Non-Escrowed Property Costs over Year 1,” together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss."

GENERAL COMMENT (2020-06-17): 6/15/2015:  XXX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/1/2018.

GENERAL COMMENT (2020-06-17): 6/15/2015:  XXX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/1/2018.

GENERAL COMMENT (2020-06-17): 6/15/2015:  XXX legal and compliance have reviewed and MI disclosed as non escrowed cost over year 1 complies with 1026.38 and amendments effective 10/1/2018.
TRID SOL Not Expired
5034293420	XXXXXXXXXX	XXXXXXXXXX	PA	10/XX/2016	8/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 11,066.76 on Final Closing Disclosure provided on 10/XX/2016 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2016).
[B] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016).
[B] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
[B] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $254.50 exceeds tolerance of $210.00 plus 10% or $231.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Ten Percent Fee Tolerance exceeded. Total amount of $254.50 exceeds tolerance of $210.00 plus 10% or $231.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - Closing disclosure dated 05/XX/2016 does not reflect any evidence of delivery.
Federal Compliance - Final Closing Disclosure provided on 10/XX/2016 disclosed a Total of Payments that does not match the actual total of payments for the loan.
Federal Compliance - Loan under disclosed by $2,015.30 unable to determine reason for under disclosure due to Itemization of Finance missing.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test
Federal Compliance - Loan designation not provided

REVIEWER - GENERAL COMMENT (2020-06-22): Exception Detail Updated from: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed a Total of Payments that does not match the actual total of payments for the loan. (Final/XX/05/2016)
REVIEWER - GENERAL COMMENT (2020-06-22): Exception Detail Updated from: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/XX/05/2016)
REVIEWER - GENERAL COMMENT (2020-06-22): Exception Detail Updated from: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
TILA ATR/QM
4876672469	XXXXXXXXXX	XXXXXXXXXX	NY	7/XX/2017	6/XX/2017	Investment	Refinance Cash-out - Other	N/A	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Total cash-out discrepancy.: HUD-1 total cash-out of ___ is greater than AUS total cash-out of ___.	Provide AUS to match final loan terms.		A	A	A	A	A							-
1467941239	XXXXXXXXXX	XXXXXXXXXX	CT	9/XX/2019	6/XX/2019	Primary	Purchase	Safe Harbor QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,585.00 on Final Closing Disclosure provided on 09/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $1,919.04 on Final Closing Disclosure provided on 09/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

Federal Compliance - Missing VOE for the borrowers previous employer.
Federal Compliance - The lender did not include the monthly payment for Mortgage Insurance of $159.92 in escrow payment.   Which was corrected on the provided corrected CD dated 4/XX/2020.
Federal Compliance - The lender put the monthly payment for Mortgage Insurance of $159.92 in the Non-Escrowed Property Costs over Year 1 which was corrected on the provided corrected CD dated 4/XX/2020.
Federal Compliance - The lender did not include the monthly payment for Mortgage Insurance of $159.92 in the Escrowed Property Costs over Year 1.
Federal Compliance - Loan Designation determination documentation was not provided in the loan file.

REVIEWER - CURED COMMENT (2020-06-03): Corrected with PCCD issued 4/XX/20
REVIEWER - CURED COMMENT (2020-06-03): Corrected with PCCD issued 4/XX/20
REVIEWER - CURED COMMENT (2020-06-03): Corrected with PCCD issued 4/XX/20
TILA ATR/QM
5428668370	XXXXXXXXXX	XXXXXXXXXX	VA	10/XX/2016	8/XX/2016	Primary	Purchase	Non QM				C	C	C	C	C
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 09/XX/2016 not received by borrower at least four (4) business days prior to closing.

Federal Compliance - Evidence of earlier borrower receipt was not found in file.
Federal Compliance - Final LE is required to be received by borrower at least 1 day prior to Initial CD.  Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
Federal Compliance - DTI > 43%
Federal Compliance - The loan file does not contain compliance testing documents or similar to confirm the accurate loan designation.
Federal Compliance - Missing YTD P&L and Balance Sheet.

SELLER - GENERAL COMMENT (2020-06-14): Balance sheet and YTD Profit & Loss were not required documentation at that time. See stipulations on attached Decision Results.
REVIEWER - GENERAL COMMENT (2020-06-14): Condition unable to be cleared due to Lender's Loan Designation is unknown. Please provide the Loan Designation for the borrower at the time of closing.
																				GENERAL COMMENT (2020-06-14): Balance sheet and YTD Profit & Loss were not required documentation at that time. See stipulations on attached Decision Results.			TILA ATR/QM
3545667593	XXXXXXXXXX	XXXXXXXXXX	CO	6/XX/2019	1/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	[C] Guideline Issue - Employment was not verified within 10 days of the note date.: - [C] Asset Documentation - Guideline Issue: Insufficient asset documentation.: -
Per AUS, 2 months most recent bank statements are required for reserves. Currently per print out in file, the history is from 03/XX/19 through 05/XX/20 which is just short of the required two months verification.
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $865.00 exceeds tolerance of $650.00.  Sufficient or excess cure was provided to the borrower at Closing.

Federal Compliance - Could not locate a valid change of circumstance in the file for the increase in the fee.
State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)
Federal Compliance - Could not determine Originator Loan Designation as Compliance report could not be located in the file.
																			REVIEWER - CURED COMMENT (2020-06-02): Sufficient Cure Provided At Closing				TILA ATR/QM
5195275240	XXXXXXXXXX	XXXXXXXXXX	AK	8/XX/2015	7/XX/2015	Primary	Purchase	HUD Safe Harbor QM
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
[C] Government Documentation - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: -
[C] Government Documentation - Lead Based Paint Attachment - Attached to Purchase Contract is missing.: -
												C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - Unable to determine minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges due to missing Final Good Faith Estimate (GFE). Please provide Final Good Faith Estimate (GFE)  along with  proof of delivery to all Borrower(s) and a copy of the Letter of Explanation and/or Change of Circumstance (COC) sent to the borrower(s) disclosing the changes made.
Federal Compliance - Missing evidence of the Rate Lock Date. Please provide Rate Lock Agreement Document that is currently missing from the file.
Federal Compliance - Missing evidence that the Right To Receive Appraisal Disclosure was delivered timely. Please provide a  copy of the Fully Executed Initial Right To Receive Appraisal Disclosure along with proof of delivery to all  borrower(s) within TRID 3 Business Day Timing Compliance Guidelines.  /XX/ Loan Application Date 07/XX/2015
Federal Compliance - Unable to Verify  Originator Loan Designation to due to missing Compliance Report / High Cost Analysis.
TILA ATR/QM
9723465940	XXXXXXXXXX	XXXXXXXXXX	OR	9/XX/2018	6/XX/2018	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)				B	B	B	B	B	[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,239.00 exceeds tolerance of $884.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - A valid COC for the increase in Discount Points on LE dated 8/XX/18 from $884 to $1,239 was not provided in file.					-
5994739567	XXXXXXXXXX	XXXXXXXXXX	GA	10/XX/2019	8/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of ___ is less than AUS qualifying asset balance of ___.
DU Condition #19 qualified the borrower with net proceeds form the sale of another property of $81,386.00 however, the Final CD for this property verifies the borrower received net proceeds of 80,900.83. No other assets were verified in the file, including the Earnest Money Deposit of $1,000.00 for the subject purchase.
												C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).	Federal Compliance - File is missing a Compliance Report or High Cost Analysis therefore, the subject loan designation cannot be verified.					TILA ATR/QM
9423650921	XXXXXXXXXX	XXXXXXXXXX	TX	11/XX/2017	8/XX/2017	Primary	Purchase	Non QM
[C] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: ___
Disaster End Date: ___
Disaster Name: ___
Disaster Declaration Date: ___
												C	C	C	C	C
[C] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[C] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $24.75 exceeds tolerance of $16.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $145.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $617.57 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Change Circumstance Disclosure not provided;
Federal Compliance - Appraisal Re-Inspection Fee last disclosed as $0 on LE but disclosed as $145.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $145.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - Loan Discount Points. last disclosed as $0 on LE but disclosed as $617.57 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $617.57, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - DU DTI approved to 45.31000%.  Unable to confirm loan designation,.
Federal Compliance - Evidence of the Originator Loan Designation was not provided.
Federal Compliance - Missing third party verification/XX/10/17 which is prior to closing.

REVIEWER - CURED COMMENT (2020-06-08): Tolerance cure provided at closing.
SELLER - GENERAL COMMENT (2020-06-16): Self-employment verified with current business license from Texas Department of State Health Services (attached). Borrower has been an active licensed professional counselor since 4/XX/05. Current business license expires 9/XX/21.
REVIEWER - GENERAL COMMENT (2020-06-16): Received third party verification, however missing balance sheet required per Appendix Q. Exception remains open.

GENERAL COMMENT (2020-06-16): Self-employment verified with current business license from Texas Department of State Health Services (attached). Borrower has been an active licensed professional counselor since 4/19/05. Current business license expires 9/30/21.
TILA ATR/QM
3969534027	XXXXXXXXXX	XXXXXXXXXX	NC	7/XX/2015	10/XX/2014	Primary	Purchase	Safe Harbor QM	[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of ___ does not match AUS property type of ___.	AUS reflects the property type as SFD and the property is a PUD		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[B] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[B] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - Sufficient cure provided page 1 of HUD
Federal Compliance - Appraisal was provided 07/XX/2015 with no proof of electronic delivery so a three day mail away date is used for testing
State Compliance - North Carolina First Lien Late Charge Percent Testing
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing
Federal Compliance - The 3-Day Appraisal Valuation Delivery Disclosure does not show a Provided Date. Borrower signed 5/XX/2015 and this date is used for testing
Federal Compliance - Unknown Loan Designation Test
TILA ATR/QM
1170880544	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2019	8/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___			C	C	C	B	B	[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).	Federal Compliance - Unable to determine loan designation with documentation provided.					TILA ATR/QM
6657977135	XXXXXXXXXX	XXXXXXXXXX	ID	12/XX/2019	5/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[A] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $820.00 exceeds tolerance of $620.00.  Sufficient or excess cure was provided to the borrower at Closing.
																		Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing Federal Compliance - Unknown Loan Designation Test	REVIEWER - CURED COMMENT (2020-06-02): Sufficient Cure Provided At Closing				TILA ATR/QM
4579770010	XXXXXXXXXX	XXXXXXXXXX	CA	10/XX/2016	7/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	[B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___			C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2016, prior to three (3) business days from transaction date of 11/XX/2016.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[B] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,412.58 on Final Closing Disclosure provided on 10/XX/2016 not accurate.

Federal Compliance - Borrower signed CD with an issue date of 10/XX/2016 (Doc#0112), dated the day of the closing 10/XX/2016. The CD with the issue date and closing date of 10/XX/2016  (Doc #0495) is not signed or dated by the Borrower. This CD is defaulted for testing, and since it is not dated, the received date and transaction date is set to 11/XX/2016. The Right to Cancel expected date would be 11/XX/2016, and Right to Cancel Disbursement date is 11/XX/2016.
Federal Compliance - Based on current RE Taxes of $7,358.08 and Hazard of $960.00, total estimated property cost should be $8,318.08.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Lender's Loan Designation was not provided. In absence of Compliance Report or High Cost Analysis Report, unable to determine accurate loan designation.
TILA ATR/QM
7368165187	XXXXXXXXXX	XXXXXXXXXX	OR	5/XX/2017	4/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	[C] Application / Processing - FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.: Disaster Name: ___ Disaster Declaration Date: ___ Disaster End Date: ___	Borrower is self employed and income is decreasing. LOE was not provided.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /Agency Eligible).
[B] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2017 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2017).
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,023.75 exceeds tolerance of $341.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Final and PCCD reflects TOP of $487,518.37 but calculated TOP of $487,743.62. Variance = $225.25.
Federal Compliance - Loan Discount Points was last disclosed as $341.00 on LE dated 04/XX/17 but disclosed as $$1,023.75 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $682.75, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - Loan Designation was not provided.

SELLER - GENERAL COMMENT (2020-06-16): Disagree:  CD#001, #002, and #003 with closing date 5/XX/18/2019.   Total of Payments are in compliance for Borrower CDs and Consummation CD.   See attached document tracking for closing prep packages and borrower CDs.   CD are delineated by number code bottom right of CDs.
REVIEWER - GENERAL COMMENT (2020-06-16): Unable to clear.  The Post Close CD is in the file only at this time.  Please provide the following additional documentation required to cure the exception: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount and Re-open Rescission if Applicable.  Exception remains open.

GENERAL COMMENT (2020-06-16): Disagree:  CD#001, #002, and #003 with closing date 5/24 are not PC CDs.  Estimated closing date was inadvertently populated to issue date.  This is NNCE.  CD#001-#003 were included in closing prep packages provided to SA for fee validation and closing preparation.  CD#005 was initial CD to borrower eDelivered on 5/18/2019.   Total of Payments are in compliance for Borrower CDs and Consummation CD.   See attached document tracking for closing prep packages and borrower CDs.   CD are delineated by number code bottom right of CDs.
TILA ATR/QM
7884764092	XXXXXXXXXX	XXXXXXXXXX	NJ	9/XX/2015	7/XX/2015	Primary	Refinance Rate/Term	Safe Harbor QM
[C] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of ___ is less than AUS qualifying asset balance of ___.
[C] Income Documentation - Income Docs Missing:: -
										Provide WVOE for co-borrower with breakdown of base and bonus pay. Provide AUS with submission # 14.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

Federal Compliance - Could not locate any proof in file of when both valuations were sent to borrowers.
Federal Compliance - The good through date on the GFE only provides 8 days, minimum required is 10.
Federal Compliance - Could not verify with any documents in file.
TILA ATR/QM
3582824116	XXXXXXXXXX	XXXXXXXXXX	GA	8/XX/2016	2/XX/2016	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2016).
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2016 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
[B] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,606.25  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,500.00.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $520.00 exceeds tolerance of $415.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $2,085.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - (Final/XX/21/2016)
Final CD reflects Finance charge of $257,104.88.  Calculated Finance charge is $260,139.88.  Loan is under disclosed by $3,035, exceeding the max allowable tolerance of $100 for purchases.
Federal Compliance - Appraisal Fee reflected as $415 on Initial LE, however, Final CD reflects $520.  A valid change in circumstance or cure was not provided.
Federal Compliance - Rate Lock Fee not disclosed on Initial LE.
Federal Compliance - Lender Credit on Final CD is reflected as $229 for cure of increase in fees is insufficient.
Federal Compliance - Projected Payments on Final CD reflects escrow in the amount of $1,025.54, however, page 4 reflects monthly escrow of $310.57.
Federal Compliance - Unable to determine Loan Designation using documentation in file.
TILA ATR/QM
2884657074	XXXXXXXXXX	XXXXXXXXXX	FL	9/XX/2016	9/XX/2016	Primary	Purchase	Non QM				C	C	C	C	C
[C] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met.  Lease Agreement and/or Tax Return not provided.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $47.88 exceeds tolerance of $30.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - Fee disclosed was last disclosed as $30 on LE but disclosed as $47.88 on Final Closing Disclosure, with $29.88 paid before closing. File does not contain a valid COC for this fee. Cure provided at closing.
Federal Compliance - The Initial Escrow Account Disclosure reflects monthly escrow amount of $458.47 however per the Final CD it reflects the monthly escrow amount of $399.96 which does not include the $58.51 per month for mortgage insurance,
Federal Compliance - Evidence of loan designation was not provided.
Federal Compliance - Missing tax returns with Schedule E or a copy of the Lease Agreement to verify the rental income for the borrower.

SELLER - GENERAL COMMENT (2020-06-16): ATR adequately supported. 2015 Tax Return with Schedule E for rental property XXX attached.
REVIEWER - GENERAL COMMENT (2020-06-16): Missing lease agreement required per Appendix Q exception remains  open.
																				GENERAL COMMENT (2020-06-16): ATR adequately supported. 2015 Tax Return with Schedule E for rental property XXX attached.			TILA ATR/QM
9380170972	XXXXXXXXXX	XXXXXXXXXX	CA	3/XX/2018	12/XX/2017	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)

Federal Compliance - Verified initial CD issued 2/XX/18. Verified LE issued 2/XX/18 and 3/XX/18
Federal Compliance - Verified initial CD issued 2/XX/18. Verified LE issued 2/XX/18 and 3/XX/18.
Application / Processing - Missing Document: Missing Lender's Initial 1003
Federal Compliance - Unable to determine originator loan designation as no compliance report or high cost analysis found in the documents.
TILA ATR/QM
4114926240	XXXXXXXXXX	XXXXXXXXXX	UT	7/XX/2017	7/XX/2015	Primary	Refinance Rate/Term	Non QM	[B] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date ___, Note Date ___	Missing update insurance policy from file.		C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: -
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[B] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1

Miscellaneous Compliance - Section was N/A on the only GFE provided for the Construction to Perm loan.
Miscellaneous Compliance - GFE was not provided reflecting a rate lock period.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate
Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate
Federal Compliance - Section was left blank on the Construction to Perm GFE.
Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure
Federal Compliance - Unknown Loan Designation Test
TILA ATR/QM
4353123107	XXXXXXXXXX	XXXXXXXXXX	CA	7/XX/2017	4/XX/2017	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk.
[B] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $513.00 exceeds tolerance of $490.00.  Insufficient or no cure was provided to the borrower.

Federal Compliance - Appraisal was disclosed at $490 and closed with a total fee of $513.  No evidence of cure provided.
Federal Compliance - Unable to Verify  Originator Loan Designation to due to missing Compliance Report / High Cost Analysis.

GENERAL COMMENT (2020-06-16): Disagree:  XXX Legal interprets this requirement to be limited to real estate brokers and N/A to XXX, NA., XXX, NA., XXX, FSB., and subsidiaries.
(3) "Broker" or "mortgage broker" means a person or organization in the business of soliciting, processing, placing, or negotiating mortgage loans for others or offering to process, place, or negotiate mortgage loans for others. A broker or mortgage broker also includes a person or organization who brings borrowers or lenders together to obtain mortgage loans or renders a settlement service as described in 24 C.F.R. Part 3500.2(a)(16)(ii).  (10) "Lender" includes, but is not limited to, a mortgage broker originating a loan in a table funded loan transaction in which the broker is identified as the original payee of the note.  (12) "Originator" or "loan originator" means an employee of a mortgage broker or mortgage lender whose primary job responsibilities include direct contact with or informing loan applicants of the rates, terms, disclosure, or other aspects of the mortgage. It does not mean an employee whose primary job responsibilities are clerical in nature, such as processing the loan.  S.C. Code Ann. § 37-23-20
TILA ATR/QM
6412652719	XXXXXXXXXX	XXXXXXXXXX	MD	6/XX/2015	5/XX/2015	Investment	Purchase	N/A	[C] Income Documentation - REO Documents are missing.: -			A	A	A	A	A							-
3136243976	XXXXXXXXXX	XXXXXXXXXX	CO	6/XX/2019	4/XX/2019	Primary	Purchase	Non QM				C	C	C	C	C
[C] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met.
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM.
[B] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,158.40 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $482.04 on Final Closing Disclosure provided on 06/XX/2019 not accurate.
[B] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.

Federal Compliance - The initial escrow acct. disclosure and the first payment letter reflects MI being escrowed.  The final CD does not.
Federal Compliance - The initial escrow acct. disclosure and the first payment letter reflects MI being escrowed.  The final CD does not.
Federal Compliance - The initial escrow acct. disclosure and the first payment letter reflects MI being escrowed.  The final CD does not.
Federal Compliance - Missing Compliance report.
Federal Compliance - Please provide LOX for gap in employment for borrower.

SELLER - GENERAL COMMENT (2020-06-16): Disagree: Per section G on the Consummation CD, mortgage insurance is not being escrowed. Monthly escrow payment indicated on final CD date issued 6/XX/19 is correct. § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.
REVIEWER - GENERAL COMMENT (2020-06-17): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-16): Disagree: Acceptable to disclose PMI as non-escrowed property cost over year 1.  § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.
REVIEWER - GENERAL COMMENT (2020-06-17): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*
SELLER - GENERAL COMMENT (2020-06-16): Disagree: Per section G on the Consummation CD issued 6/XX/19, mortgage insurance is not being escrowed. Escrowed property costs over year 1 includes county taxes and homeowners insurance. HOI monthly $123.42 X 12 = $1481.04. County tax monthly $139.78 X 12 = $1677.36.

$1481.04 + $1677.36 = $3158.40
REVIEWER - GENERAL COMMENT (2020-06-17): Letter of Explanation & Corrected Closing Disclosure required to cure. Page 4 Monthly Escrow Payment need to have the MI included.  TRID 2.0 update, which went into effect with applications taken on or after 10/XX/18 (optional compliance date 10/XX/17), requires MI to be included in the "Escrowed Property Costs over Year 1":  Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).*

GENERAL COMMENT (2020-06-16): Disagree: Per section G on the Consummation CD, mortgage insurance is not being escrowed. Monthly escrow payment indicated on final CD date issued 6/10/19 is correct. § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.

GENERAL COMMENT (2020-06-16): Disagree: Acceptable to disclose PMI as non-escrowed property cost over year 1.  § 1026.38(l)(7)(i)(A)(2)  (2) The estimated amount the consumer is likely to pay during the first year after consummation for the mortgage-related obligations described in § 1026.43(b)(8) that are known to the creditor and that will not be paid using escrow account funds, labeled "Non-Escrowed Property Costs over Year 1," together with a descriptive name of each such charge and a statement that the consumer may have to pay other costs that are not listed; § 1026.43(b)(8)(8) Mortgage-related obligations mean property taxes; premiums and similar charges identified in § 1026.4(b)(5), (7), (8), and (10) that are required by the creditor; fees and special assessments imposed by a condominium, cooperative, or homeowners association; ground rent; and leasehold payments.§ 1026.4(b)(5)  (5) Premiums or other charges for any guarantee or insurance protecting the creditor against the consumer's default or other credit loss.

GENERAL COMMENT (2020-06-16): Disagree: Per section G on the Consummation CD issued 6/10/19, mortgage insurance is not being escrowed. Escrowed property costs over year 1 includes county taxes and homeowners insurance. HOI monthly $123.42 X 12 = $1481.04. County tax monthly $139.78 X 12 = $1677.36.

$1481.04 + $1677.36 = $3158.40
TILA ATR/QM
3889815552	XXXXXXXXXX	XXXXXXXXXX	MD	4/XX/2017	10/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
[B] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[B] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.)
[B] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing.

Federal Compliance - Revised LE dated 3/XX/17 was not signed or dated by the borrower. Unable to determine date of receipt.
Federal Compliance - Revised LE dated 3/XX/17, initial CD dated 3/XX/17.
State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)
Federal Compliance - Designation not provided
TILA ATR/QM
3512060729	XXXXXXXXXX	XXXXXXXXXX	NJ	10/XX/2019	8/XX/2019	Primary	Purchase	Safe Harbor QM				C	C	C	B	B
[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
																		Federal Compliance - Missing compliance report					TILA ATR/QM